As filed with the Securities and Exchange Commission on March 17, 2000



                                                  Registration Nos: 811-09095
                                                                    333-66819

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /
        Pre-Effective Amendment No                                      /   /
        Post-Effective Amendment No. 4                                  / X /
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / X /
        Amendment No. 4                                                 / X /

                LIBERTY FUNDS TRUST IX* (FORMERLY LAMCO TRUST I)
               (Exact Name of Registrant as Specified in Charter)
               One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)
                                  617-426-3750
              (Registrant's Telephone Number, including Area Code)


Name and Address of
Agent for Service:                             Copy to:
----------------------------                   -----------

Nancy L. Conlin, Esquire                       Jeremiah J. Bresnahan, Esquire
Colonial Management Associates, Inc.           Bingham Dana LLP
One Financial Center                           150 Federal Street
Boston, MA  02111                              Boston, MA  02110

It is proposed that this filing will become effective (check appropriate box):
/ / Immediately upon filing pursuant to paragraph (b).

/ / On (date) pursuant to paragraph (b).

/ / 60 days after filing pursuant to paragraph (a)(1).

/ / On (date) pursuant to paragraph (a)(1) of Rule 485.

/ / 75 days after filing pursuant to paragraph (a)(2).

/X/ On June 1, 2000 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


_____________

*  This filing relates only to the following series of the Registrant:
   Liberty All-Star Small Cap Growth Fund, Liberty All-Star Mid Cap Growth Fund, Liberty All-Star Large Cap Growth Fund and Liberty All-Star Growth Opportunities Fund.

LIBERTY ALL-STAR FUNDS                             PROSPECTUS, JUNE 1, 2000


o   LIBERTY ALL-STAR SMALL CAP GROWTH FUND
o   LIBERTY ALL-STAR MID CAP GROWTH FUND
o   LIBERTY ALL-STAR LARGE CAP GROWTH FUND


Class A, B and C Shares


Advised by Liberty Asset Management Company

















Although these securities have been
registered with the Securities and
Exchange Commission, the Commission
has not approved or disapproved any
shares offered in this prospectus or
determined whether in this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                               TABLE OF CONTENTS


THE FUNDS......................................................................
     Investment Goals..........................................................
     Primary Investment Strategies.............................................
     Primary Investment Risks..................................................
     Performance History.......................................................
     Your Expenses.............................................................

YOUR ACCOUNT...................................................................
     How to Buy Shares.........................................................
     Sales Charges.............................................................
     How to Exchange Shares....................................................
     How to Sell Shares........................................................
     Distribution and Service Fees.............................................
     Other Information About Your Account......................................

MANAGING THE FUNDS.............................................................
     Investment Advisor........................................................
     Portfolio Managers........................................................
     Portfolio Manager Performance Information.................................

OTHER INVESTMENT
STRATEGIES AND RISKS...........................................................

FINANCIAL HIGHLIGHTS...........................................................

                                   THE FUNDS


INVESTMENT GOALS

LIBERTY ALL-STAR SMALL CAP GROWTH FUND (Small Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by small companies.

LIBERTY ALL-STAR MID CAP GROWTH FUND (Mid Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by medium-sized companies.

LIBERTY ALL-STAR LARGE CAP GROWTH FUND (Large Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by large companies.

[In left margin column]
The advisor continuously monitors the performance and investment styles of each Fund's Portfolio Manager. From time to time the advisor may recommend changes of the Portfolio Manager based on factors such as changes in the Portfolio Manager's investment style, a deterioration in the Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in ownership or personnel.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, each Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks, that demonstrate the potential for continuing, above-average growth.

The Funds' advisor, Liberty Asset Management Company (LAMCO), allocates each Fund's portfolio assets to one or more independent investment management organizations (Portfolio Managers). There is one Portfolio Manager for each Fund as of the date of this Prospectus. Each Fund's Portfolio Manager and investment strategy are described below.

The Portfolio Manager for the SMALL CAP FUND is Westwood Management Corporation. The Small Cap Fund primarily invests in a portfolio of equity securities issued by small companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment. The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries. In selecting securities for the Fund, the Portfolio Manager considers companies that offer:

     o an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Growth Index

     o  an increasing return on equity

     o  a low debt/equity ratio

     o  continuous earnings per share and sales growth

     o  a recent positive earnings surprise

The Portfolio Manager closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

The Portfolio Manager for the MID CAP FUND is TCW Funds Management, Inc. The Mid Cap Fund invests primarily in equity securities issued by medium-sized companies which are characterized as "growth" companies according to criteria established by the Portfolio Manager. In managing the Fund, the Portfolio Manager will focus on emerging companies that exhibit this characteristic. The Fund may purchase and sell convertible securities.

The Portfolio Manager uses a "bottom-up" approach to identify securities for investment. First, the Portfolio Manager uses quantitative and qualitative criteria to screen companies. The Portfolio Manager then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least some of the following factors:

     o a demonstrated record of consistent earnings growth or the potential to grow earnings

     o  an ability to earn an attractive return on equity

     o a price/earnings ratio which is less than the Portfolio Manager's internally estimated three-year earnings growth rate

     o  a large and growing market share

     o  a strong balance sheet

     o significant ownership interest by management and a strong management team

The Portfolio Manager for the LARGE CAP FUND is TCW Funds Management, Inc. The Large Cap Fund invests primarily in equity securities issued by large companies. In managing the Fund, the Portfolio Manager will seek to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. The Fund may purchase and sell convertible securities and foreign securities.

                              * * * * * * * * * *

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in each Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its goals. It is possible to lose money by investing in a Fund. The performance of each Fund depends on the performance of the stock markets in the United States and in foreign countries and on the performance of the individual stocks in which it invests. The value of each Fund will vary from day to day, reflecting changes in the values of the securities held by such Fund. Each of the Funds is subject (in varying degrees) to the following primary risks:

Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

Growth securities, because they tend to reflect future expectations about their issuers, may be particularly sensitive to market movements. The prices of growth securities may fall if expectations about their issuers are not met.

Smaller companies are more likely than medium-sized and larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of medium-sized and larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As non-diversified mutual funds, the Mid Cap Fund and the Large Cap Fund are allowed to invest a greater percentage of their assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Funds may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY

Because each Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus. However, information on other funds managed by the Portfolio Managers is contained in the section "Managing the Funds - Portfolio Manager Performance Information" in this prospectus.

THE FUNDS  LIBERTY ALL-STAR SMALL CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES1/ (PAID DIRECTLY FROM YOUR INVESTMENT)

------------------------------------------------------------------------------------------
                                                     CLASS A       CLASS B     CLASS C
------------------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75         0.00        0.00
------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%)(as a percentage of the lesser
of purchase price or redemption price)                 1.00 2/      5.00        1.00
------------------------------------------------------------------------------------------

Redemption fee (%) (as a percentage of amount            3/           3/          3/
redeemed, if applicable)
------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

------------------------------------------------------------------------------------------
                                                       CLASS A      CLASS B     CLASS C
------------------------------------------------------------------------------------------
Management and administration fee (%)                   _.__         _.__         _.__
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                0.25         1.00         1.00
------------------------------------------------------------------------------------------
Other expenses (%)                                      _.__         _.__         _.__
------------------------------------------------------------------------------------------
Total annual fund operating expenses4/(%)               _.__         _.__         _.__
------------------------------------------------------------------------------------------


------------------------

     1/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     2/ This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

     3/ There is a $7.50 charge for wiring sale proceeds to your bank.

     4/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for each share class would be ___% and total annual fund operating expenses for Class A, B and C shares would be ___%, ___% and ___%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

-------------------------------------------------------------------------------
CLASS                                               1 YEAR              3 YEARS

-------------------------------------------------------------------------------
Class A                                             $_.__               $_.__
-------------------------------------------------------------------------------

Class B:   did not sell your shares                 $_.__               $_.__

           sold all your shares at
           the end of the period                    $_.__               $_.__
-------------------------------------------------------------------------------

Class C:   did not sell your shares                 $_.__               $_.__

           sold all your shares at
           the end of the period                    $_.__               $_.__
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING EXPENSES

        SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

        ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

        EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o $10,000 initial investment

     o 5% total return for each year

     o Fund operating expenses remain the same

     o Assumes reinvestment of all dividends and distributions

THE FUNDS LIBERTY ALL-STAR MID CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES5/ (PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------
                                                CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)          5.75         0.00        0.00
-------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%)(as a percentage of the lesser
of purchase price or redemption price)           1.00 6/      5.00        1.00
-------------------------------------------------------------------------------

Redemption fee (%) (as a percentage of amount      7/           7/          7/
redeemed, if applicable)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

-------------------------------------------------------------------------------
                                               CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------

Management and administration fee (%)           _.__         _.__         _.__
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        0.25         1.00         1.00
-------------------------------------------------------------------------------
Other expenses (%)                              _.__         _.__         _.__
-------------------------------------------------------------------------------

Total annual fund operating expenses8/(%)       _.__         _.__         _.__
-------------------------------------------------------------------------------


-------------------------

     5/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     6/ This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

     7/ There is a $7.50 charge for wiring sale proceeds to your bank.

     8/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for each share class would be ___% and total annual fund operating expenses for Class A, B and C shares would be ___%, ___% and ___%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

-------------------------------------------------------------------------------
CLASS                                          1 YEAR              3 YEARS

-------------------------------------------------------------------------------
Class A                                        $_.__               $_.__
-------------------------------------------------------------------------------

Class B:   did not sell your shares            $_.__               $_.__

           sold all your shares at
           the end of the period               $_.__               $_.__
-------------------------------------------------------------------------------

Class C:   did not sell your shares            $_.__               $_.__

           sold all your shares at
           the end of the period               $_.__               $_.__
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o  $10,000 initial investment

     o  5% total return for each year

     o  Fund operating expenses remain the
        same

     o  Assumes reinvestment of all dividends
        and distributions

THE FUNDS LIBERTY ALL-STAR LARGE CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES9/ (PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------
                                                CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           5.75        0.00        0.00
-------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)            1.00 10/    5.00        1.00
-------------------------------------------------------------------------------


Redemption fee (%) (as a percentage of amount       11/        11/         11/
redeemed, if applicable)
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

-------------------------------------------------------------------------------
                                               CLASS A      CLASS B     CLASS C
-------------------------------------------------------------------------------
Management and administration fee (%)            _.__        _.__         _.__
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25        1.00         1.00
-------------------------------------------------------------------------------
Other expenses (%)                               _.__        _.__         _.__
-------------------------------------------------------------------------------

Total annual fund operating expenses 12/(%)      _.__        _.__         _.__
-------------------------------------------------------------------------------


------------------------

     9/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     10/ This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

     11/ There is a $7.50 charge for wiring sale proceeds to your bank.

     12/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for each share class would be ___% and total annual fund operating expenses for Class A, B and C shares would be ___%, ___% and ___%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

-------------------------------------------------------------------------------
CLASS                                        1 YEAR               3 YEARS

-------------------------------------------------------------------------------
Class A                                      $_.__                $_.__
-------------------------------------------------------------------------------

Class B:   did not sell your shares          $_.__                $_.__

           sold all your shares at
           the end of the period             $_.__                $_.__
-------------------------------------------------------------------------------

Class C:   did not sell your shares          $_.__                $_.__

           sold all your shares at
           the end of the period             $_.__                $_.__
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o  $10,000 initial investment

     o  5% total return for each year

     o  Fund operating expenses remain the same

     o  Assumes reinvestment of all dividends and distributions

                                  YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[In left margin column]
INVESTMENT MINIMUMS13/

Initial Investment ....................$1,000
Subsequent Investments ................$50
Automatic Investment Plan .............$50
Retirement Plans ......................$25

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS

Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Liberty
                       Funds Services, Inc., P.O. Box 1722,
                       Boston, MA 02105-1722.

By check               For existing accounts, fill out and return the
(existing account)     additional investment stub included in your quarterly
                       statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                       P.O. Box 1722, Boston, MA  02105-1722.

By exchange            You or your financial advisor may acquire shares by
                       exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. For federal income tax purposes, an exchange is ordinarily a taxable event that may result in a taxable gain or loss.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.


------------------------

     13/ Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

By  wire               You may purchase shares by wiring money from your
                       bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic          You may purchase shares by electronically transferring
funds                  money from your bank account to your fund account by
transfer               calling 1-800-422-3737. Electronic funds transfers may
                       take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic              You can make monthly or quarterly investments
investment plan        automatically from your bank account to your fund
                       account. You can select a preauthorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        one fund into the same class of shares of the Fund at no
                       additional sales charge. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. To invest your dividends in another fund, call 1-800-345-6611.

[In left margin column]
CHOOSING A SHARE CLASS

The Funds offer three classes of shares in this prospectus CLASS A, B and C. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. If your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Funds also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                               % OF OFFERING
                                             AS A % OF                             PRICE
                                            THE PUBLIC         AS A %           RETAINED BY
                                             OFFERING          OF YOUR       FINANCIAL ADVISOR
AMOUNT OF PURCHASE                             PRICE         INVESTMENT            FIRM

Less than $50,000                             __.____          __.____            __.____
------------------------------------------------------------------------------------------------

$50,000 to less than $100,000                 __.____          __.____            __.____
------------------------------------------------------------------------------------------------

$100,000 to less than $250,000                __.____          __.____            __.____
------------------------------------------------------------------------------------------------

$250,000 to less than $500,000                __.____          __.____            __.____
------------------------------------------------------------------------------------------------

$500,000 to less than $1,000,000              __.____          __.____            __.____
------------------------------------------------------------------------------------------------

$1,000,000 or more14/



------------------------

     14/ Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18month period begins on the first day of the month following each purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period beings on the first day of the month following each purchase.

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                 COMMISSION %

First $3 million                                                     1.00
-------------------------------------------------------------------------------
Next $2 million                                                      0.50
-------------------------------------------------------------------------------
Over $5 million                                                      0.25 15/
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the monthend of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had

------------------------

     15/ Paid over 12 months but only to the extent the shares remain outstanding.

invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no frontend sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an upfront commission on sales of Class B shares as depicted in the charts below.

CLASS B SALES CHARGES

PURCHASES OF LESS THAN $250,000:

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                                5.00
-------------------------------------------------------------------------------

Through second year                                               4.00
-------------------------------------------------------------------------------

Through third year                                                3.00
-------------------------------------------------------------------------------

Through fourth year                                               3.00
-------------------------------------------------------------------------------

Through fifth year                                                2.00
-------------------------------------------------------------------------------

Through sixth year                                                1.00
-------------------------------------------------------------------------------

Longer than six years                                             0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

There are two ways for you to pay a lower CDSC and reduce the holding period when making purchases of Class B shares. The first is through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. Consult your financial advisor to see whether it participates in the discount program for larger purchases. The second is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                               3.00
-------------------------------------------------------------------------------

Through second year                                              2.00
-------------------------------------------------------------------------------

Through third year                                               1.00
-------------------------------------------------------------------------------

Longer than four years                                           0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 To LESS THAN $1 MILLION:

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                               3.00
-------------------------------------------------------------------------------

Through second year                                              2.00
-------------------------------------------------------------------------------

Through third year                                               1.00
-------------------------------------------------------------------------------

Longer than four years                                           0.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the preexisting CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level, will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of an applicable discount level.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no frontend sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES


YEARS AFTER PURCHASE                            % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                            1.00
-------------------------------------------------------------------------------

Longer than one year                                          0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

-------------------------------------------------------------------------------
METHOD                 INSTRUCTIONS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to
                    the close of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------

By exchange         You or your financial advisor may sell shares
                    by exchanging from a Fund into the same share class of
                    another fund at no additional cost. To exchange by
                    telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                    Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day
                    period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement
                    accounts.  For details, call 1-800-345-6611.
-------------------------------------------------------------------------------

By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                    application for this feature.
-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.16/

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Because each Fund may hold securities that are traded on foreign exchanges, the value of each Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Funds' NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60


------------------------

     16/ Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES Each Fund has the potential to make the following distributions:

[In left margin column]
UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

TYPES OF DISTRIBUTIONS

Dividend Represents interest and dividends earned from securities held by the Fund.

Capital gains     Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Each Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.17/ To change your distribution option call 1-800-345-6611.


------------------------

     17/ If you do not indicate on your application your preference for handling distributions, each Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains 18/
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options): 18/

o   send the check to your address of record
o   send the check to a third party address
o   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES As long as a Fund qualifies for treatment as a regulated investment company (which each Fund intends to do in its first and each subsequent taxable year), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions designated by a Fund as capital gain dividends are generally taxable as long-term capital gains, regardless of how long you have held your shares in that Fund. Some dividends paid by a Fund in January may be taxable as if they had been paid the previous December. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes.

A Fund's distributions will reduce that Fund's net asset value per share. Therefore, if you buy shares in a Fund shortly before the record date of a distribution by that Fund, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

When you redeem, sell or exchange shares of a Fund, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.



------------------------

     18/ Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                               MANAGING THE FUNDS

INVESTMENT ADVISOR

Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the investment advisor for each Fund. In its duties as investment advisor, LAMCO runs each Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $__ billion in assets.

Each Fund pays the advisor a fee at the annual rate of _____% of the average daily net assets of the Fund.

LAMCO is a manager of other investment managers which the advisor recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of all or a portion of a Fund's assets.

No one individual at LAMCO is responsible for LAMCO's investment management of the Funds. The following Portfolio Managers manage all or a portion of the Funds' assets:

     o   Small Cap Fund: Westwood Management Corporation
     o   Mid Cap Fund: TCW Funds Management, Inc.
     o   Large Cap Fund: TCW Funds Management, Inc.

Out of its management fees, the advisor pays Westwood Management Corporation a fee at the annual rate of ____% of the average daily net assets of the portion of the Small Cap Fund's assets assigned to Westwood. The agreements with TCW Funds Management, Inc. provide for a fee at an annual rate of ____% of the average daily net assets of the portion of the Mid Cap Fund's assets assigned to TCW and a fee at an annual rate of ____% of the average daily net assets of the portion of the Large Cap Fund's assets assigned to TCW.

A more complete description of each Portfolio Manager is included in the SAI. [The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits each Fund to change or add Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.]

PORTFOLIO MANAGERS

No one individual at LAMCO is responsible for LAMCO's investment management of the Funds. The following individuals are responsible for the management of the assets of the Funds assigned to the particular Portfolio Manager.

LYNDA J. CALKIN, Senior Vice President of Westwood Management Corporation since 1993, manages the assets of the Small Cap Fund.

DOUGLAS S. FOREMAN, Group Managing Director and Chief Investment Officer - U.S. Equities of TCW Funds Management, Inc. since 1994, and CHRISTOPHER J. AINLEY, Managing Director of TCW Funds Management, Inc. since 1994, manage the assets of the Mid Cap Fund.

GLEN A. BICKERSTAFF, Managing Director - U.S. Equities of TCW Funds Management, Inc. since 1998, manages the assets of the Large Cap Fund. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

PORTFOLIO MANAGER PERFORMANCE INFORMATION

SMALL CAP EQUITY FUND. The table below sets forth the average annual returns of the Gabelli Westwood SmallCap Equity Fund (Gabelli Westwood SmallCap Fund), a diversified, open-end management company managed by Westwood Management Corporation (Westwood). The Gabelli Westwood SmallCap Fund is the only mutual fund managed by Westwood with investment goals, policies and restrictions substantially similar to the Small Cap Fund and has been managed in substantially the same way that the Small Cap Fund is to be managed by Westwood. Lynda J. Calkin of Westwood has been primarily responsible for the day-to-day portfolio management of the Gabelli Westwood SmallCap Fund since its inception on July 31, 1997. The data is provided to illustrate the past performance of Westwood in managing a substantially similar fund as measured against the Russell 2000 Growth Index and the Lipper Small Cap Average and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund or of Westwood. The returns are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investing in the Small Cap Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Small Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                         ANNUAL TOTAL RETURNS
--------------------------------------------------------------
                                                       SINCE
                                         1 YEAR      INCEPTION
--------------------------------------------------------------
   GABELLI WESTWOOD SMALLCAP EQUITY
   FUND (1) ......................      ______%       ______%
--------------------------------------------------------------
   RUSSELL 2000 GROWTH INDEX (2) .      ______%       ______%
--------------------------------------------------------------
   LIPPER SMALL CAP AVERAGE (3) ..      ______%       ______%
--------------------------------------------------------------

------------------------
  (1) Commencement of investment operations is July 31, 1997.

  (2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 contains the 2000 smallest companies in the Russell 3000, which, in turn, contains the 3000 largest companies in the U.S. based on total market capitalization. The performance of the Index does not include fees or expenses.

  (3) The Lipper Small Cap Average, which is calculated by Lipper Inc., is comprised of __________. The performance of the Lipper Small Cap Average does not include fees or expenses.

MID CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Aggressive Growth Equities Fund (Aggressive Growth Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The Aggressive Growth Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Mid Cap Fund and has been managed in substantially the same way that the Mid Cap Fund is to be managed by TCW. Douglas S. Foreman and Christopher J. Ainley have been responsible for the day-to-day portfolio management of the Aggressive Growth Fund since its inception in June of 1996. The data is provided to illustrate the past performance of TCW in managing a substantially similar fund as measured against the Russell Midcap Growth Index and the Morningstar Mid-Cap Growth Category and does not represent the performance of the Mid Cap Fund. Investors should not consider this performance data as an indication of future performance of the Mid Cap Fund or of TCW. The returns are not intended to predict or suggest the returns that might be experienced by the Mid Cap Fund or an individual investing in the Mid Cap Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Mid Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                                  ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                         1 YEAR       3 YEARS    INCEPTION
----------------------------------------------------------------------------
   TCW GALILEO AGGRESSIVE GROWTH
   EQUITIES FUND (4) .............    ______%        ______%     ______%
----------------------------------------------------------------------------
   RUSSELL MIDCAP GROWTH INDEX(5)     ______%        ______%     ______%
----------------------------------------------------------------------------
   MORNINGSTAR MID-CAP GROWTH
   CATEGORY(6) ...................    ______%        ______%     _____%
----------------------------------------------------------------------------

------------------------
  (4) Commencement of investment operations is June 3, 1996.

  (5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The performance of the Index does not include fees or expenses.

  (6) The Morningstar Mid-Cap Growth Category is comprised of ________________. The performance of the Morningstar Mid-Cap Growth Category does not include fees or expenses.

LARGE CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Select Equities Fund (Select Equities Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The average annual returns are for periods since May __, 1998, the date on which Gary Bickerstaff of TCW became the portfolio manager of the Select Equities Fund. Since May __, 1998, the Select Equities Fund has been managed in substantially the same way as the Large Cap Fund is to be managed by Mr. Bickerstaff. The Select Equities Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Large Cap Fund and has been, since May __, 1998, managed by Mr. Bickerstaff in substantially the same way that the Large Cap Fund is to be managed by Mr. Bickerstaff.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs.

Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Large Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                              ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                            1 YEAR              MAY __, 1998
----------------------------------------------------------------------------
   TCW GALILEO SELECT EQUITIES
   FUND...........................          ______%               ______%
----------------------------------------------------------------------------
   STANDARD & POOR'S 500                    ______%               ______%
   COMPOSITE INDEX (7) ...........
----------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(8) ..          ______%               ______%
----------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY (9) ..................          ______%               ______%
----------------------------------------------------------------------------
------------------------
  (7) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (8) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (9) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

Prior to joining TCW, Mr. Bickerstaff was the portfolio manager of the Transamerica Premier Equity Fund from its inception, October 1, 1995, through May 18, 1998. As the portfolio manager of the Transamerica Premier Equity Fund, Mr. Bickerstaff had full discretionary authority over the selection of investments for, and was responsible for, the day-to-day management of that fund. Average annual returns for the one year period ended December 31, 1997 and for the entire period during which Mr. Bickerstaff managed that fund compared with the performance of the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category were:

                              ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
                                                                          SINCE
                                                                        INCEPTION
                                              1 YEAR                 (OCTOBER 1, 1995)
                                      ENDED DECEMBER 31, 1997    THROUGH DECEMBER 31, 1997
------------------------------------------------------------------------------------------
   TRANSAMERICA PREMIER EQUITY
   FUND (10) .....................            ______%                  ______%
------------------------------------------------------------------------------------------
   S&P 500 INDEX(11) .............            ______%                  ______%
------------------------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(12) .            ______%                  ______%
------------------------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY(13) ..................            ______%                  ______%
------------------------------------------------------------------------------------------

-----------
  (10) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Transamerica Premier Equity Fund. [Discuss expense ratio of Transamerica for periods indicated.] Using the expense ratio of the Class A shares of the Large Cap Fund, the Transamerica Premier Equity Fund performance outlined above would be [higher/lower].

  (11) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (12) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (13) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

The data in the tables above is provided to illustrate the past performance of TCW and Mr. Bickerstaff in managing substantially similar funds as measured against the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category and does not represent the performance of the Large Cap Fund. Investors should not consider this performance data as an indication of future performance of the Large Cap Fund or of TCW or Mr. Bickerstaff. The returns are not intended to predict or suggest the returns that might be experienced by the Large Cap Fund or an individual investing in the Large Cap Fund.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investment strategies and their associated risks are described above. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

[In left margin column]
UNDERSTANDING EACH FUND'S OTHER
INVESTMENTS AND RISKS

Each Fund's primary investments and risks are described under "The Funds Primary
Investment Strategies" and "The Funds -
Primary Investment Risks." In seeking to meet its investment goal, each Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Each Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about each Fund's securities and investment techniques, as well as each Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. Each Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Each of the Mid Cap Fund and the Large Cap Fund may invest in convertible securities rated below investment grade. Lower rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, from higher quality debt securities. Lower rated debt securities have the added risk that the issuer of the security may default and not make the payment of interest or principal.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor and a Portfolio Manager may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The Funds are newly created and have not yet issued financial statements.

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

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


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports to be issued by the Funds and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I):  811-09095

o Liberty All-Star Small Cap Growth Fund
o Liberty All-Star Mid Cap Growth Fund
o Liberty All-Star Large Cap Growth Fund

LIBERTY ALL-STAR FUNDS                             PROSPECTUS, JUNE 1, 2000


o  LIBERTY ALL-STAR SMALL CAP GROWTH FUND
o  LIBERTY ALL-STAR MID CAP GROWTH FUND
o  LIBERTY ALL-STAR LARGE CAP GROWTH FUND


Class Z Shares


Advised by Liberty Asset Management Company

The following eligible institutional
investors may purchase Class Z shares:
(i) any retirement plan with aggregate
assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty
Funds Distributor, Inc., the Funds'
distributor, or through a third party
broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Although these securities have been
registered with the Securities and
Exchange Commission, the Commission
has not approved or disapproved any
shares offered in this prospectus or
determined whether in this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                               TABLE OF CONTENTS


THE FUNDS......................................................................
        Investment Goals.......................................................
        Primary Investment Strategies..........................................
        Primary Investment Risks...............................................
        Performance History....................................................
        Your Expenses..........................................................

YOUR ACCOUNT...................................................................
        How to Buy Shares......................................................
        Sales Charges..........................................................
        How to Exchange Shares.................................................
        How to Sell Shares.....................................................
        Distribution and Service Fees..........................................
        Other Information About Your Account...................................

MANAGING THE FUNDS.............................................................
        Investment Advisor.....................................................
        Portfolio Managers.....................................................
        Portfolio Manager Performance Information..............................

OTHER INVESTMENT
STRATEGIES AND RISKS...........................................................

FINANCIAL HIGHLIGHTS...........................................................

                                   THE FUNDS


INVESTMENT GOALS

LIBERTY ALL-STAR SMALL CAP GROWTH FUND (Small Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by small companies.

LIBERTY ALL-STAR MID CAP GROWTH FUND (Mid Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by medium-sized companies.

LIBERTY ALL-STAR LARGE CAP GROWTH FUND (Large Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by large companies.

[In left margin column]
The advisor continuously monitors the
performance and investment styles of each Fund's Portfolio Manager. From time to time the advisor may recommend changes of the Portfolio
Manager based on factors such as changes in the Portfolio Manager's investment style, a deterioration in the Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in ownership or personnel.

PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, each Fund invests primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks, that demonstrate the potential for continuing, above-average growth.

The Funds' advisor, Liberty Asset Management Company (LAMCO), allocates each Fund's portfolio assets to one or more independent investment management organizations (Portfolio Managers). There is one Portfolio Manager for each Fund as of the date of this Prospectus. Each Fund's Portfolio Manager and investment strategy are described below.

The Portfolio Manager for the SMALL CAP FUND is Westwood Management Corporation. The Small Cap Fund primarily invests in a portfolio of equity securities issued by small companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment. The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries. In selecting securities for the Fund, the Portfolio Manager considers companies that offer:

     o an earnings growth rate exceeding the Fund's benchmark, the Russell 2000 Growth Index

     o   an increasing return on equity

     o   a low debt/equity ratio

     o   continuous earnings per share and sales growth

     o   a recent positive earnings surprise

The Portfolio Manager closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

The Portfolio Manager for the MID CAP FUND is TCW Funds Management, Inc. The Mid Cap Fund invests primarily in equity securities issued by medium-sized companies which are characterized as "growth" companies according to criteria established by the Portfolio Manager. In managing the Fund, the Portfolio Manager will focus on emerging companies that exhibit this characteristic. The Fund may purchase and sell convertible securities.

The Portfolio Manager uses a "bottom-up" approach to identify securities for investment. First, the Portfolio Manager uses quantitative and qualitative criteria to screen companies. The Portfolio Manager then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least some of the following factors:

     o a demonstrated record of consistent earnings growth or the potential to grow earnings

     o   an ability to earn an attractive return on equity

     o a price/earnings ratio which is less than the Portfolio Manager's internally estimated three-year earnings growth rate

     o   a large and growing market share

     o   a strong balance sheet

     o significant ownership interest by management and a strong management team

The Portfolio Manager for the LARGE CAP FUND is TCW Funds Management, Inc. The Large Cap Fund invests primarily in equity securities issued by large companies. In managing the Fund, the Portfolio Manager will seek to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. The Fund may purchase and sell convertible securities and foreign securities.

                              * * * * * * * * * *

Additional strategies that are not primary investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRIMARY INVESTMENT RISKS

The primary risks of investing in each Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its goals. It is possible to lose money by investing in a Fund. The performance of each Fund depends on the performance of the stock markets in the United States and in foreign countries and on the performance of the individual stocks in which it invests. The value of each Fund will vary from day to day, reflecting changes in the values of the securities held by such Fund. Each of the Funds is subject (in varying degrees) to the following primary risks:

Market risk is the risk that the price of a security held by a Fund will fall due to changing market, economic or political conditions.

Growth securities, because they tend to reflect future expectations about their issuers, may be particularly sensitive to market movements. The prices of growth securities may fall if expectations about their issuers are not met.

Smaller companies are more likely than medium-sized and larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of medium-sized and larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As non-diversified mutual funds, the Mid Cap Fund and the Large Cap Fund are allowed to invest a greater percentage of their assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Funds may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY

Because each Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus. However, information on other funds managed by the Portfolio Managers is contained in the section "Managing the Funds - Portfolio Manager Performance Information" in this prospectus.

THE FUNDS  LIBERTY ALL-STAR SMALL CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES1/ (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                                      0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                      0.00

Redemption fee (%) (as a percentage of amount redeemed,                 2/
if applicable)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management and administration fee (%)                                  _.__
Distribution and service (12b-1) fees (%)                               0.00
Other expenses (%)                                                     _.__

Total annual fund operating expenses 3/(%)                             _.__


------------------------

     1/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     2/ There is a $7.50 charge for wiring sale proceeds to your bank.

     3/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for Class Z shares would be ___% and total annual fund operating expenses for Class Z shares would be ___%, ___% and ___%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR                      3 YEARS
$-.--                       $-.--

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o   $10,000 initial investment

     o   5% total return for each year

     o   Fund operating expenses remain the
         same

     o   Assumes reinvestment of all dividends
         and distributions

THE FUNDS  LIBERTY ALL-STAR MID CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES4/ (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                                       0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                                     0.00

Redemption fee (%) (as a percentage of amount                            5/
redeemed, if applicable)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management and administration fee (%)                                   _.__
Distribution and service (12b-1) fees (%)                               _.__
Other expenses (%)                                                      _.__
Total annual fund operating expenses6/(%)                               _.__






------------------------

     4/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     5/ There is a $7.50 charge for wiring sale proceeds to your bank.

     6/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for Class Z shares would be ___% and total annual fund operating expenses for Class Z shares would be ___%. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR                      3 YEARS
$-.--                       $-.--

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o   $10,000 initial investment

     o   5% total return for each year

     o   Fund operating expenses remain the
         same

     o   Assumes reinvestment of all dividends
         and distributions

THE FUNDS  LIBERTY ALL-STAR LARGE CAP GROWTH FUND

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES7/ (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                                      0.00

Maximum deferred sales charge (load) on
redemptions (%)(as a percentage of the lesser of
purchase price or redemption price)                                    0.00

Redemption fee (%) (as a percentage of amount                           8/
redeemed, if applicable)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

Management and administration fee (%)                                  _.__
Distribution and service (12b-1) fees (%)                              _.__
Other expenses (%)                                                     _.__
Total annual fund operating expenses 9/ (%)                            _.__








------------------------

     7/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     8/ There is a $7.50 charge for wiring sale proceeds to your bank.

     9/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for Class Z shares would be ___% and total annual fund operating expenses for Class Z shares would be ___%. This arrangement may be terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

1 YEAR                      3 YEARS
$-.--                       $-.--

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o  $10,000 initial investment

     o  5% total return for each year

     o  Fund operating expenses remain the same

     o  Assumes reinvestment of all dividends and distributions

                                 YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[In left margin column]
WHO IS ELIGIBLE TO BUY CLASS Z
SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.10/

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS

Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Liberty
                       Funds Services, Inc., P.O. Box 1722, Boston, MA
                       02105-1722.

By check               For existing accounts, fill out and return the
(existing account)     additional investment stub included in your quarterly
                       statement, or send a letter of instruction including

-----------------------

     10/ Each Fund reserves the right to change the criteria for eligible investors. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                       your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange            You or your financial advisor may acquire shares by
                       exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost.
                       For federal income tax purposes, an exchange is ordinarily a taxable event that may result in a taxable gain or loss. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic          You may purchase shares by electronically transferring
funds                  money from your bank account to your fund account by
transfer               calling 1-800-422-3737.  Electronic funds transfers may
                       take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic              You can make monthly or quarterly investments
investment plan        automatically from your bank account to your fund
                       account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        one fund into the same class of shares of the Fund at no
                       additional sales charge. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. To invest your dividends in another fund, call 1-800-345-6611.

[In left margin column]
CHOOSING A SHARE CLASS

The Funds offers one class of shares in
this prospectus -- CLASS Z.

The Funds also offer three additional
classes of shares -- Class A, B and C
shares are available through a separate
prospectus. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


-------------------------------------------------------------------------------
METHOD                 INSTRUCTIONS

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior
                       to the close of the NYSE, usually 4:00 p.m. Eastern
                       time.
-------------------------------------------------------------------------------

By exchange            You or your financial advisor may sell shares by
                       exchanging from a Fund into Class Z or Class A shares of
                       another fund at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------

By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales
                       is $100,000 in a 30-day period. You do not need to set
                       up this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
-------------------------------------------------------------------------------

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------

By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank.  Proceeds may
                       take up to two business days to be received by your
                       bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of
                       the account application for this feature.
-------------------------------------------------------------------------------

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.

When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for its Class Z shares by dividing the total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Because each Fund may hold securities that are traded on foreign exchanges, the value of each Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Funds' NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES Each Fund has the potential to make the following distributions:

[In left margin column]
UNDERSTANDING FUND
DISTRIBUTIONS

Each Fund earns income from the
securities it holds. Each Fund also may
realize capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

TYPES OF DISTRIBUTIONS

Dividend Represents interest and dividends earned from securities held by the Fund.

Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Each Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.11/ To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains 12/
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)12/:

o   send the check to your address of record
o   send the check to a third party address
o   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES As long as a Fund qualifies for treatment as a regulated investment company (which each Fund intends to do in its first and each subsequent taxable year), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes

---------------------

     11/ If you do not indicate on your application your preference for handling distributions, each Fund will automatically reinvest all distributions in additional shares of the Fund.

     12/ Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions designated by a Fund as capital gain dividends are generally taxable as long-term capital gains, regardless of how long you have held your shares in that Fund. Some dividends paid by a Fund in January may be taxable as if they had been paid the previous December. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes.

A Fund's distributions will reduce that Fund's net asset value per share. Therefore, if you buy shares in a Fund shortly before the record date of a distribution by that Fund, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

When you redeem, sell or exchange shares of a Fund, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.


                               MANAGING THE FUNDS

INVESTMENT ADVISOR

Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the investment advisor for each Fund. In its duties as investment advisor, LAMCO runs each Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $__ billion in assets.

Each Fund pays the advisor a fee at the annual rate of ____% of the average daily net assets of the Fund.

LAMCO is a manager of other investment managers which the advisor recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of all or a portion of a Fund's assets.

No one individual at LAMCO is responsible for LAMCO's investment management of the Funds. The following Portfolio Managers manage all or a portion of the Funds' assets:

     o  Small Cap Fund: Westwood Management Corporation
     o  Mid Cap Fund: TCW Funds Management, Inc.
     o  Large Cap Fund: TCW Funds Management, Inc.

Out of its management fees, the advisor pays Westwood Management Corporation a fee at the annual rate of ____% of the average daily net assets of the portion of the Small Cap Fund's assets assigned to Westwood. The agreements with TCW Funds Management, Inc. provide for a fee at an annual rate of ____% of the average daily net assets of the portion of the Mid Cap Fund's assets assigned to TCW and a fee at an annual rate of ____% of the average daily net assets of the portion of the Large Cap Fund's assets assigned to TCW.

A more complete description of each Portfolio Manager is included in the SAI. [The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits each Fund to change or add Portfolio Managers without a vote of the shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.]

PORTFOLIO MANAGERS

No one individual at LAMCO is responsible for LAMCO's investment management of the Funds. The following individuals are responsible for the management of the assets of the Funds assigned to the particular Portfolio Manager.

LYNDA J. CALKIN, Senior Vice President of Westwood Management Corporation since 1993, manages the assets of the Small Cap Fund.

DOUGLAS S. FOREMAN, Group Managing Director and Chief Investment Officer - U.S. Equities of TCW Funds Management, Inc. since 1994, and CHRISTOPHER J. AINLEY, Managing Director of TCW Funds Management, Inc. since 1994, manage the assets of the Mid Cap Fund.

GLEN A. BICKERSTAFF, Managing Director - U.S. Equities of TCW Funds Management, Inc. since 1998, manages the assets of the Large Cap Fund. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

PORTFOLIO MANAGER PERFORMANCE INFORMATION

SMALL CAP EQUITY FUND. The table below sets forth the average annual returns of the Gabelli Westwood SmallCap Equity Fund (Gabelli Westwood SmallCap Fund), a diversified, open-end management company managed by Westwood Management Corporation (Westwood). The Gabelli Westwood SmallCap Fund is the only mutual fund managed by Westwood with investment goals, policies and restrictions substantially similar to the Small Cap Fund and has been managed in substantially the same way that the Small Cap Fund is to be managed by Westwood. Lynda J. Calkin of Westwood has been primarily responsible for the day-to-day portfolio management of the Gabelli Westwood SmallCap Fund since its inception on July 31, 1997. The data is provided to illustrate the past performance of Westwood in managing a substantially similar fund as measured against the Russell 2000 Growth Index and the Lipper Small Cap Average and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund or of Westwood. The returns are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investing in the Small Cap Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of THE Small Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                         ANNUAL TOTAL RETURNS
------------------------------------------------------------------
                                                       SINCE
                                         1 YEAR      INCEPTION
------------------------------------------------------------------
   GABELLI WESTWOOD SMALLCAP EQUITY
   FUND (1) ........................     ______%       ______%
------------------------------------------------------------------
   RUSSELL 2000 GROWTH INDEX (2)....     ______%       ______%
------------------------------------------------------------------
   LIPPER SMALL CAP AVERAGE (3) ....     ______%       ______%
------------------------------------------------------------------
-----------
     (1) Commencement of investment operations is July 31, 1997.

     (2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 contains the 2000 smallest companies in the Russell 3000, which, in turn, contains the 3000 largest companies in the U.S. based on total market capitalization. The performance of the Index does not include fees or expenses.

     (3) The Lipper Small Cap Average, which is calculated by Lipper Inc., is comprised of __________. The performance of the Lipper Small Cap Average does not include fees or expenses.

MID CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Aggressive Growth Equities Fund (Aggressive Growth Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The Aggressive Growth Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Mid Cap Fund and has been managed in substantially the same way that the Mid Cap Fund is to be managed by TCW. Douglas S. Foreman and Christopher J. Ainley have been responsible for the day-to-day portfolio management of the Aggressive Growth Fund since its inception in June of 1996. The data is provided to illustrate the past performance of TCW in managing a substantially similar fund as measured against the Russell Midcap Growth Index and the Morningstar Mid-Cap Growth Category and does not represent the performance of the Mid Cap Fund. Investors should not consider this performance data as an indication of future performance of the Mid Cap Fund or of TCW. The returns are not intended to predict or suggest the returns that might be experienced by the Mid Cap Fund or an individual investing in the Mid Cap Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of the Mid Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                         ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                         1 YEAR       3 YEARS    INCEPTION
----------------------------------------------------------------------------
   TCW GALILEO AGGRESSIVE GROWTH
   EQUITIES FUND (4) ...............     ______%      ______%      ______%
----------------------------------------------------------------------------
   RUSSELL MIDCAP GROWTH INDEX(5)...     ______%      ______%      ______%
----------------------------------------------------------------------------
   MORNINGSTAR MID-CAP GROWTH
   CATEGORY(6) .....................     ______%      ______%      ______%
----------------------------------------------------------------------------
-----------
     (4) Commencement of investment operations is June 3, 1996.

     (5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The performance of the Index does not include fees or expenses.

     (6) The Morningstar Mid-Cap Growth Category is comprised of
________________. The performance of the Morningstar Mid-Cap Growth Category does not include fees or expenses.

LARGE CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Select Equities Fund (Select Equities Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The average annual returns are for periods since May __, 1998, the date on which Gary Bickerstaff of TCW became the portfolio manager of the Select Equities Fund. Since May __, 1998, the Select Equities Fund has been managed in substantially the same way as the Large Cap Fund is to be managed by Mr. Bickerstaff. The Select Equities Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Large Cap Fund and has been, since May __, 1998, managed by Mr. Bickerstaff in substantially the same way that the Large Cap Fund is to be managed by Mr. Bickerstaff.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs.

Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of the Large Cap Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                                        ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                                  1 YEAR        MAY __, 1998
----------------------------------------------------------------------------
   TCW GALILEO SELECT EQUITIES
   FUND.................................          ______%         ______%
----------------------------------------------------------------------------
   STANDARD & POOR'S 500                          ______%         ______%
   COMPOSITE INDEX (7) .................
----------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(8) ........          ______%         ______%
----------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY (9) ........................          ______%         ______%
----------------------------------------------------------------------------
-----------
     (7) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

     (8) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

     (9) The Morningstar Large Growth Category is comprised of
_______________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

Prior to joining TCW, Mr. Bickerstaff was the portfolio manager of the Transamerica Premier Equity Fund from its inception, October 1, 1995, through May 18, 1998. As the portfolio manager of the Transamerica Premier Equity Fund, Mr. Bickerstaff had full discretionary authority over the selection of investments for, and was responsible for, the day-to-day management of that fund. Average annual returns for the one year period ended December 31, 1997 and for the entire period during which Mr. Bickerstaff managed that fund compared with the performance of the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category were:

                                      ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
                                                                       SINCE
                                                                     INCEPTION
                                              1 YEAR              (OCTOBER 1, 1995)
                                      ENDED DECEMBER 31, 1997  THROUGH DECEMBER 31,1997

---------------------------------------------------------------------------------------
   TRANSAMERICA PREMIER EQUITY
   FUND (10) .....................            ______%                  ______%
---------------------------------------------------------------------------------------
   S&P 500 INDEX(11) .............            ______%                  ______%
---------------------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(12)..            ______%                  ______%
---------------------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY(13) ..................            ______%                  ______%
---------------------------------------------------------------------------------------

-----------
     (10) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Transamerica Premier Equity Fund. [Discuss expense ratio of Transamerica for periods indicated.] Using the expense ratio of the Class Z shares of the Large Cap Fund, the Transamerica Premier Equity Fund performance outlined above would be [higher/lower].

     (11) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

     (12) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

     (13) The Morningstar Large Growth Category is comprised of
________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

The data in the tables above is provided to illustrate the past performance of TCW and Mr. Bickerstaff in managing substantially similar funds as measured against the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category and does not represent the performance of the Large Cap Fund. Investors should not consider this performance data as an indication of future performance of the Large Cap Fund or of TCW or Mr. Bickerstaff. The returns are not intended to predict or suggest the returns that might be experienced by the Large Cap Fund or an individual investing in the Large Cap Fund.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investment strategies and their associated risks are described above. This section describes other investments a Fund may make and the risks associated with them. In seeking to achieve its goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.

[In left margin column]
UNDERSTANDING EACH FUND'S OTHER
INVESTMENTS AND RISKS

Each Fund's primary investments and risks are described under "The Funds Primary
Investment Strategies" and "The Funds -
Primary Investment Risks." In seeking to meet its investment goal, each Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Each Fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about each Fund's securities and investment techniques, as well as each Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

DERIVATIVE STRATEGIES

Each Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. Each Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Each of the Mid Cap Fund and the Large Cap Fund may invest in convertible securities rated below investment grade. Lower rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, from higher quality debt securities. Lower rated debt securities have the added risk that the issuer of the security may default and not make the payment of interest or principal.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                             FINANCIAL HIGHLIGHTS

The Funds are newly created and have not yet issued financial statements.

                                     NOTES
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

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


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports to be issued by the Funds and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I):  811-09095

o Liberty All-Star Small Cap Growth Fund
o Liberty All-Star Mid Cap Growth Fund
o Liberty All-Star Large Cap Growth Fund

LIBERTY ALL-STAR FUNDS                             PROSPECTUS, JUNE 1, 2000


o    LIBERTY ALL-STAR GROWTH OPPORTUNITIES FUND


Class A, B and C Shares


Advised by Liberty Asset Management Company

















Although these securities have been
registered with the Securities and
Exchange Commission, the Commission
has not approved or disapproved any
shares offered in this prospectus or
determined whether in this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                               TABLE OF CONTENTS


THE FUND.......................................................................
     Investment Goal...........................................................
     Primary Investment Strategies.............................................
     Underlying Liberty Funds..................................................
     Primary Investment Risks..................................................
     Performance History.......................................................
     Your Expenses.............................................................

YOUR ACCOUNT...................................................................
     How to Buy Shares.........................................................
     Sales Charges.............................................................
     How to Exchange Shares....................................................
     How to Sell Shares........................................................
     Distribution and Service Fees.............................................
     Other Information About Your Account......................................

MANAGING THE FUND..............................................................
     Investment Advisor........................................................
     Portfolio Managers........................................................
     Portfolio Manager Performance Information.................................

OTHER INVESTMENT
STRATEGIES AND RISKS...........................................................

FINANCIAL HIGHLIGHTS...........................................................

                                   THE FUND


INVESTMENT GOAL

Liberty All-Star Growth Opportunities Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES

The Fund does not invest directly in a portfolio of securities; rather, in seeking to achieve its investment goal, it invests in shares of underlying Liberty funds. Liberty Asset Management Company (LAMCO) is the investment advisor to the Fund and to each of the underlying Liberty funds. The underlying Liberty funds invest primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks, that demonstrate the potential for continuing, above-average growth.

The pie chart below illustrates the expected asset allocation for the Fund under normal market conditions:

              [Pie chart illustrating the following allocations:
                     50% large capitalization equity securities
                     30% mid capitalization equity securities
                     20% small capitalization equity securities]

                           Allocation Ranges
           Large Capitalization Equity Securities......40% to 60%
           Mid Capitalization Equity Securities........20% to 50%
           Small Capitalization Equity Securities......15% to 40%

[In left margin column]
In managing the Fund, LAMCO (advisor),
an investment advisory affiliate of Liberty Funds
Distributor, Inc., the Fund's distributor, uses an asset allocation strategy that focuses on three broad asset classes of equity securities - large capitalization equity securities, mid capitalization equity securities, and small capitalization equity securities. The advisor studies the long term performance of each asset class and the relationships among the asset classes. The advisor then determines the optimal combination of funds that would maximize potential returns with an acceptable amount of risk. After determining what percentage of the Fund's assets should be invested in each asset class, the advisor then invests the Fund's assets, in such proportions, in the underlying Liberty fund corresponding to each asset class.

In general, the advisor intends to manage the Fund according to its allocation strategy and within the allocation ranges shown above. However, the advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for the Fund from time to time. If because of appreciation or depreciation of the net asset value of the shares of underlying Liberty funds within the three asset classes, the Fund's allocation falls outside the applicable range shown above, the advisor will consider, in its discretion, whether to reallocate the Fund's investments in the underlying Liberty funds to bring its allocation back within such range.

[In left margin column]
LAMCO, as the advisor of each of the underlying
 Liberty funds, continuously monitors the performance and investment styles of each underlying Liberty fund's Portfolio Manager.
From time to time the advisor may recommend changes of the Portfolio Manager based on factors such as changes in the Portfolio
Manager's investment style, a deterioration in the Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in ownership or personnel.

UNDERLYING LIBERTY FUNDS

LAMCO allocates each underlying Liberty fund's portfolio assets to one or more independent investment management organizations (Portfolio Managers). There is one Portfolio Manager for each underlying Liberty fund as of the date of this prospectus.

Set forth below are the underlying Liberty funds in which the Fund may invest and the Portfolio Manager for each underlying Liberty fund. The advisor may, in its discretion, add additional underlying funds as investment options for the Fund.

-------------------------------------------------------------------------------
UNDERLYING LIBERTY FUND                      PORTFOLIO MANAGER

-------------------------------------------------------------------------------
Liberty All-Star Small Cap Growth Fund       Westwood Management Corporation

-------------------------------------------------------------------------------
Liberty All-Star Mid Cap Growth Fund         TCW Funds Management, Inc.

-------------------------------------------------------------------------------
Liberty All-Star Large Cap Growth Fund       TCW Funds Management, Inc.

-------------------------------------------------------------------------------

Liberty All-Star Small Cap Growth Fund (Small Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by small companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment. The Small Cap Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries. In selecting securities for the Small Cap Fund, the Portfolio Manager considers companies that offer:

     o an earnings growth rate exceeding the Small Cap Fund's benchmark, the Russell 2000 Growth Index
     o  an increasing return on equity
     o  a low debt/equity ratio
     o  continuous earnings per share and sales growth
     o  a recent positive earnings surprise

The Portfolio Manager for the Small Cap Fund closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Liberty All-Star Mid Cap Growth Fund (Mid Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by medium-sized companies which are characterized as "growth" companies according to criteria established by the Mid Cap Fund's Portfolio Manager. In managing the Mid Cap Fund, the Portfolio Manager will focus on emerging companies that exhibit this characteristic. The Fund may purchase and sell convertible securities.

The Portfolio Manager for the Mid Cap Fund uses a "bottom-up" approach to identify securities for investment. First, the Portfolio Manager uses quantitative and qualitative criteria to screen companies. The Portfolio Manager then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least some of the following factors:

     o a demonstrated record of consistent earnings growth or the potential to grow earnings
     o  an ability to earn an attractive return on equity
     o a price/earnings ratio which is less than the Portfolio Manager's internally estimated three-year earnings growth rate
     o  a large and growing market share
     o  a strong balance sheet
     o significant ownership interest by management and a strong management team

Liberty All-Star Large Cap Growth Fund (Large Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by large companies. In managing the Large Cap Fund, the Portfolio Manager will seek to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. The Large Cap Fund may purchase and sell convertible securities and foreign securities.

A more complete description of each Portfolio Manager is included in the Fund's Statement of Additional Information. [The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits each underlying Liberty fund to change or add Portfolio Managers without a vote of its shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.]

PRIMARY INVESTMENT RISKS

There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund. The performance of the Fund depends on the performance of the underlying Liberty funds in which its invests. The performance of the underlying funds, in turn, depends on the performance of the stock markets in the United States and in foreign countries and on the performance of the individual stocks in which they invest. The value of the Fund will vary from day to day, reflecting changes in the values of the underlying Liberty funds. The risks of investing in the Fund generally are the same risks that are associated with the underlying Liberty funds in which the Fund invests. Each of the underlying Liberty funds is subject (in varying degrees) to the following primary risks:

Market risk is the risk that the price of a security held by the underlying Liberty fund will fall due to changing market, economic or political conditions.

Growth securities, because they tend to reflect future expectations about their issuers, may be particularly sensitive to market movements. The prices of growth securities may fall if expectations about their issuers are not met.

Smaller companies are more likely than medium-sized and larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of medium-sized and larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the underlying Liberty fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As non-diversified mutual funds, the Liberty All-Star Mid Cap Growth Fund and the Liberty All-Star Large Cap Growth Fund are allowed to invest a greater percentage of their assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, these underlying Liberty funds may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus. However, information on other funds managed by the Portfolio Managers is contained in the section "Managing the Fund - Portfolio Manager Performance Information" in this prospectus.

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES 1/ (PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------
                                                   CLASS A    CLASS B   CLASS C
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as apercentage of the offering price)               5.75      0.00      0.00
-------------------------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)               1.00 2/   5.00      1.00
-------------------------------------------------------------------------------

Redemption fee (%) (as a percentage of amount         3/        3/        3/
redeemed, if applicable)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

-------------------------------------------------------------------------------
                                                   CLASS A    CLASS B   CLASS C
-------------------------------------------------------------------------------
Management and administration fee 4/(%)              _.__       _.__      _.__
-------------------------------------------------------------------------------


------------------------

     1/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     2/ This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

     3/ There is a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.25       1.00      1.00
-------------------------------------------------------------------------------
Other expenses (%)                                   _.__       _.__      _.__
-------------------------------------------------------------------------------
Total annual fund operating expenses 5/(%)            _.__       _.__      _.__
-------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

-------------------------------------------------------------------------------
CLASS                                               1 YEAR              3 YEARS

-------------------------------------------------------------------------------
Class A                                             $_.__               $_.__
-------------------------------------------------------------------------------

Class B:   did not sell your shares                 $_.__               $_.__

           sold all your shares at
           the end of the period                    $_.__               $_.__
-------------------------------------------------------------------------------

Class C:   did not sell your shares                 $_.__               $_.__

           sold all your shares at
           the end of the period                    $_.__               $_.__
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, 12b-1 fees,

-------------------------------------------------------------------------------

     4/ The Fund bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Fund's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Fund (excluding distribution and service fees), including its pro rata share of expenses of the underlying Liberty funds, is expected to be ____% to ____%.

     5/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for each share class would be ___% and total annual fund operating expenses for Class A, B and C shares would be ___%, ___% and ___%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o  $10,000 initial investment

     o  5% total return for each year

     o  Fund operating expenses remain the same

     o  Assumes reinvestment of all dividends and distributions

                                 YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[In left margin column]
INVESTMENT MINIMUMS 6/

Initial Investment ....................$1,000
Subsequent Investments ................$50
Automatic Investment Plan .............$50
Retirement Plans ......................$25


------------------------

     6/ The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS

Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Liberty
                       Funds Services, Inc., P.O. Box 1722, Boston, MA
                       02105-1722.

By check               For existing accounts, fill out and return the
(existing account)     additional investment stub included in your quarterly
                       statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc.,
                       P.O. Box 1722, Boston, MA 02105-1722.

By exchange            You or your financial advisor may acquire shares by
                       exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. For federal income tax purposes, an exchange is ordinarily a taxable event that may result in a taxable gain or loss.
                       There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                       1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic          You may purchase shares by electronically transferring
funds                  money from your bank account to your fund account by
transfer               calling 1-800-422-3737.  Electronic funds transfers may
                       take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic              You can make monthly or quarterly investments
investment plan        automatically from your bank account to your fund
                       account. You can select a preauthorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        one fund into the same class of shares of the Fund at no
                       additional sales charge. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a fund, whether you take the distributions in cash or reinvest them in additional shares. To invest your dividends in another fund, call 1-800-345-6611.

[In left margin column]
CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus CLASS A, B and C. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. If your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                  % OF OFFERING
                                       AS A % OF                      PRICE
                                      THE PUBLIC      AS A %       RETAINED BY
                                       OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                      PRICE       INVESTMENT     ADVISOR FIRM

Less than $50,000                      __.____        __.____         __.____
-------------------------------------------------------------------------------

$50,000 to less than $100,000          __.____        __.____         __.____
-------------------------------------------------------------------------------

$100,000 to less than $250,000         __.____        __.____         __.____
-------------------------------------------------------------------------------

$250,000 to less than $500,000         __.____        __.____         __.____
-------------------------------------------------------------------------------

$500,000 to less than $1,000,000       __.____        __.____         __.____
-------------------------------------------------------------------------------

$1,000,000 or more 7/

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                 COMMISSION %

First $3 million                                                    1.00
-------------------------------------------------------------------------------
Next $2 million                                                     0.50
-------------------------------------------------------------------------------
Over $5 million                                                     0.25 8/
-------------------------------------------------------------------------------

[In left margin column]
UNDERSTANDING CONTINGENT
DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or


--------------------------

     7/ Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18month period begins on the first day of the month following each purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period beings on the first day of the month following each purchase.

     8/ Paid over 12 months but only to the extent the shares remain outstanding.

sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the monthend of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no frontend sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an upfront commission on sales of Class B shares as depicted in the charts below.

CLASS B SALES CHARGES

PURCHASES OF LESS THAN $250,000:

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                                5.00
-------------------------------------------------------------------------------
Through second year                                               4.00
-------------------------------------------------------------------------------
Through third year                                                3.00
-------------------------------------------------------------------------------
Through fourth year                                               3.00
-------------------------------------------------------------------------------
Through fifth year                                                2.00
-------------------------------------------------------------------------------
Through sixth year                                                1.00
-------------------------------------------------------------------------------
Longer than six years                                             0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

There are two ways for you to pay a lower CDSC and reduce the holding period when making purchases of Class B shares. The first is through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. Consult your financial advisor to see whether it participates in the discount program for larger purchases. The second is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 tO LESS THAN $500,000:

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD

Through first year                                                3.00
-------------------------------------------------------------------------------
Through second year                                               2.00
-------------------------------------------------------------------------------
Through third year                                                1.00
-------------------------------------------------------------------------------
Longer than four years                                            0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 To LESS THAN $1 MILLION:

                                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD

Through first year                                                3.00
-------------------------------------------------------------------------------
Through second year                                               2.00
-------------------------------------------------------------------------------
Through third year                                                1.00
-------------------------------------------------------------------------------
Longer than four years                                            0.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the preexisting CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level, will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of an applicable discount level.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no frontend sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES


YEARS AFTER PURCHASE                            % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                           1.00
-------------------------------------------------------------------------------
Longer than one year                                         0.00

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


-------------------------------------------------------------------------------
METHOD                 INSTRUCTIONS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior
                       to the close of the NYSE, usually 4:00 p.m. Eastern
                       time.
-------------------------------------------------------------------------------

By exchange            You or your financial advisor may sell shares
                       by exchanging from the Fund into the same share class of
                       another fund at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------

By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales
                       is $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-345-6611.
-------------------------------------------------------------------------------

By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------

By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank.  Proceeds may
                       take up to two business days to be received by your
                       bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of
                       the account application for this feature.
-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.9/

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. The assets of the Fund consist primarily of shares of the underlying Liberty funds. Because an underlying Liberty fund may hold securities that are traded on foreign exchanges, the value of the underlying Liberty fund's securities may change on days when shareholders will not be able to buy or sell shares of the underlying Liberty fund. This will affect the underlying Liberty fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market

-------------------------

     9/ Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the underlying Liberty fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

[In left margin column]
UNDERSTANDING FUND
DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

TYPES OF DISTRIBUTIONS

Dividend Represents interest and dividends earned from securities held by the Fund.

Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.10/ To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains 11/
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)11/:

o   send the check to your address of record
o   send the check to a third party address
o   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions designated as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your Fund shares. Some dividends paid in January may be taxable as if they had been paid the previous December. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes.

Fund distributions will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares



------------------------
     10/ If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

     11/ Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

                               MANAGING THE FUND

INVESTMENT ADVISOR

Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the investment advisor for the Fund and for each of the underlying Liberty funds. In its duties as investment advisor, LAMCO runs the funds' day-to-day business, including placing all orders for the purchase and sale of portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $__ billion in assets.

The Fund pays the advisor a fee at the annual rate of ____% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS

No one individual at LAMCO is responsible for LAMCO's investment management of the Fund or the underlying Liberty funds. The following individuals are responsible for the management of the assets of the underlying Liberty funds in which the Fund may invest:

LYNDA J. CALKIN, Senior Vice President of Westwood Management Corporation since 1993, manages the assets of the Liberty All-Star Small Cap Growth Fund.

DOUGLAS S. FOREMAN, Group Managing Director and Chief Investment Officer - U.S. Equities of TCW Funds Management, Inc. since 1994, and CHRISTOPHER J. AINLEY, Managing Director of TCW Funds Management, Inc. since 1994, manage the assets of the Liberty All-Star Mid Cap Growth Fund.

GLEN A. BICKERSTAFF, Managing Director - U.S. Equities of TCW Funds Management, Inc. since 1998, manages the assets of the Liberty All-Star Large Cap Growth Fund. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

PORTFOLIO MANAGER PERFORMANCE INFORMATION

SMALL CAP EQUITY FUND. The table below sets forth the average annual returns of the Gabelli Westwood SmallCap Equity Fund (Gabelli Westwood SmallCap Fund), a diversified, open-end management company managed by Westwood Management Corporation (Westwood). The Gabelli Westwood SmallCap Fund is the only mutual fund managed by Westwood with investment goals, policies and restrictions substantially similar to the Small Cap Fund and has been managed in substantially the same way that the Small Cap Fund is to be managed by Westwood. Lynda J. Calkin of Westwood has been primarily responsible for the day-to-day portfolio management of the Gabelli Westwood SmallCap Fund since its inception on July 31, 1997. The data is provided to illustrate the past performance of Westwood in managing a substantially similar fund as measured against the Russell 2000 Growth Index and the Lipper Small Cap Average and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund, the Growth Opportunities Fund or of Westwood. The returns are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                         ANNUAL TOTAL RETURNS
----------------------------------------------------------------
                                                       SINCE
                                         1 YEAR      INCEPTION
----------------------------------------------------------------
   GABELLI WESTWOOD SMALLCAP EQUITY
   FUND (1) ......................      ______%       ______%
----------------------------------------------------------------
   RUSSELL 2000 GROWTH INDEX (2) .      ______%       ______%
----------------------------------------------------------------
   LIPPER SMALL CAP AVERAGE (3) ..      ______%       ______%
----------------------------------------------------------------

------------------------
  (1) Commencement of investment operations is July 31, 1997.

  (2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 contains the 2000 smallest companies in the Russell 3000, which, in turn, contains the 3000 largest companies in the U.S. based on total market capitalization. The performance of the Index does not include fees or expenses.

  (3) The Lipper Small Cap Average, which is calculated by Lipper Inc., is comprised of __________. The performance of the Lipper Small Cap Average does not include fees or expenses.

MID CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Aggressive Growth Equities Fund (Aggressive Growth Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The Aggressive Growth Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Mid Cap Fund and has been managed in substantially the same way that the Mid Cap Fund is to be managed by TCW. Douglas S. Foreman and Christopher J. Ainley have been responsible for the day-to-day portfolio management of the Aggressive Growth Fund since its inception in June of 1996. The data is provided to illustrate the past performance of TCW in managing a substantially similar fund as measured against the Russell Midcap Growth Index and the Morningstar Mid-Cap Growth Category and does not represent the performance of the Mid Cap Fund. Investors should not consider this performance data as an indication of future performance of the Mid Cap Fund, the Growth Opportunities Fund or of TCW. The returns are not intended to predict or suggest the returns that might be experienced by the Mid Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                                  ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SINCE
                                         1 YEAR       3 YEARS    INCEPTION
-------------------------------------------------------------------------------
   TCW GALILEO AGGRESSIVE GROWTH
   EQUITIES FUND (4) .............     ______%        ______%     ______%
-------------------------------------------------------------------------------

   RUSSELL MIDCAP GROWTH INDEX(5)..    ______%        ______%     ______%
-------------------------------------------------------------------------------
   MORNINGSTAR MID-CAP GROWTH
   CATEGORY(6) ...................     ______%        ______%     _____%
-------------------------------------------------------------------------------

------------------------
  (4) Commencement of investment operations is June 3, 1996.

  (5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The performance of the Index does not include fees or expenses.

  (6) The Morningstar Mid-Cap Growth Category is comprised of ________________. The performance of the Morningstar Mid-Cap Growth Category does not include fees or expenses.

LARGE CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Select Equities Fund (Select Equities Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The average annual returns are for periods since May __, 1998, the date on which Gary Bickerstaff of TCW became the portfolio manager of the Select Equities Fund. Since May __, 1998, the Select Equities Fund has been managed in substantially the same way as the Large Cap Fund is to be managed by Mr. Bickerstaff. The Select Equities Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Large Cap Fund and has been, since May __, 1998, managed by Mr. Bickerstaff in substantially the same way that the Large Cap Fund is to be managed by Mr. Bickerstaff.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs.

Returns for each period are adjusted to assume that all charges, expenses and fees of the Class A shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                                    ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SINCE
                                            1 YEAR              MAY __, 1998
-------------------------------------------------------------------------------
   TCW GALILEO SELECT EQUITIES
   FUND...........................          ______%               ______%
-------------------------------------------------------------------------------
   STANDARD & POOR'S 500                    ______%               ______%
   COMPOSITE INDEX (7) ...........
-------------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(8) ..          ______%               ______%
-------------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY (9) ..................          ______%               ______%
-------------------------------------------------------------------------------

-----------
  (7) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (8) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (9) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

Prior to joining TCW, Mr. Bickerstaff was the portfolio manager of the Transamerica Premier Equity Fund from its inception, October 1, 1995, through May 18, 1998. As the portfolio manager of the Transamerica Premier Equity Fund, Mr. Bickerstaff had full discretionary authority over the selection of investments for, and was responsible for, the day-to-day management of that fund. Average annual returns for the one year period ended December 31, 1997 and for the entire period during which Mr. Bickerstaff managed that fund compared with the performance of the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category were:

                                      ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
                                                                         SINCE
                                                                       INCEPTION
                                              1 YEAR               (OCTOBER 1, 1995)
                                     ENDED DECEMBER 31, 1997   THROUGH DECEMBER 31, 1997
----------------------------------------------------------------------------------------
   TRANSAMERICA PREMIER EQUITY
   FUND (10) .....................            ______%                  ______%
----------------------------------------------------------------------------------------
   S&P 500 INDEX(11) .............            ______%                  ______%
----------------------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(12) .            ______%                  ______%
----------------------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY(13) ..................            ______%                  ______%
----------------------------------------------------------------------------------------

------------------------
  (10) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Transamerica Premier Equity Fund. [Discuss expense ratio of Transamerica for periods indicated.] Using the expense ratio of the Class A shares of the Growth Opportunities Fund, the Transamerica Premier Equity Fund performance outlined above would be [higher/lower].

  (11) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (12) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (13) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

The data in the tables above is provided to illustrate the past performance of TCW and Mr. Bickerstaff in managing substantially similar funds as measured against the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category and does not represent the performance of the Large Cap Fund. Investors should not consider this performance data as an indication of future performance of the Large Cap Fund, the Growth Opportunities Fund or of TCW or Mr. Bickerstaff. The returns are not intended to predict or suggest the returns that might be experienced by the Large Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each underlying Liberty fund's primary investment strategies and their associated risks are described above. In addition to investing in the underlying Liberty funds, the Fund is permitted to invest directly in cash, government securities and short-term commercial paper. [An affiliate of the Fund has applied for an exemptive order from the Securities and Exchange Commission that would permit the Fund to invest directly in additional types of securities.] This section describes other investments that the Fund and each of the underlying Liberty funds may make and the risks associated with them. In seeking to achieve its goal, the Fund or an underlying Liberty fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund or the underlying Liberty fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

[In left margin column]
UNDERSTANDING OTHER INVESTMENTS
AND RISKS

Each underlying Liberty fund's primary
investments and risks are described under "The
Fund - Underlying Liberty Funds" and "The
Fund - Primary Investment Risks." In seeking to meet its investment goal, each underlying
Liberty fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Each underlying Liberty fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the underlying Liberty fund achieve its investment goal. The underlying Liberty funds may not always achieve their respective investment goals.

Additional information about the underlying
Liberty funds' securities and investment techniques, as well as the underlying Liberty funds' fundamental and nonfundamental investment policies, is contained in the Statement of Additional Information.

DERIVATIVE STRATEGIES

Each underlying Liberty fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. Each underlying Liberty fund may use these strategies to adjust its sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the underlying Liberty fund.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Each of the Liberty All-Star Mid Cap Growth Fund and Liberty All-Star Large Cap Growth Fund may invest in convertible securities rated below investment grade. Lower rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, from higher quality debt securities. Lower rated debt securities have the added risk that the issuer of the security may default and not make the payment of interest or principal.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or an underlying Liberty fund's normal investment activities. During such times, the Fund or an underlying Liberty fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or an underlying Liberty fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The Fund is newly created and has not yet issued financial statements.

                                     NOTES

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


                                     NOTES

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


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports to be issued by the Fund and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 205490102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I):  811-09095

o  Liberty All-Star Growth Opportunities Fund

LIBERTY ALL-STAR FUNDS                             PROSPECTUS, JUNE 1, 2000


o  LIBERTY ALL-STAR GROWTH OPPORTUNITIES FUND


Class Z Shares


Advised by Liberty Asset Management Company

The following eligible institutional
investors may purchase Class Z shares:
(i) any retirement plan with aggregate
assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from Liberty
Funds Distributor, Inc., the Fund's
distributor, or through a third party
broker-dealer, (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Although these securities have been
registered with the Securities and
Exchange Commission, the Commission
has not approved or disapproved any
shares offered in this prospectus or
determined whether in this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                               TABLE OF CONTENTS


THE FUND.......................................................................
        Investment Goal........................................................
        Primary Investment Strategies..........................................
        Underlying Liberty Funds...............................................
        Primary Investment Risks...............................................
        Performance History....................................................
        Your Expenses..........................................................

YOUR ACCOUNT...................................................................
        How to Buy Shares......................................................
        Sales Charges..........................................................
        How to Exchange Shares.................................................
        How to Sell Shares.....................................................
        Distribution and Service Fees..........................................
        Other Information About Your Account...................................

MANAGING THE FUND..............................................................
        Investment Advisor.....................................................
        Portfolio Managers.....................................................
        Portfolio Manager Performance Information..............................

OTHER INVESTMENT
STRATEGIES AND RISKS...........................................................

FINANCIAL HIGHLIGHTS...........................................................

                                    THE FUND


INVESTMENT GOAL

Liberty All-Star Growth Opportunities Fund seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES

The Fund does not invest directly in a portfolio of securities; rather, in seeking to achieve its investment goal, it invests in shares of underlying Liberty funds. Liberty Asset Management Company (LAMCO) is the investment advisor to the Fund and to each of the underlying Liberty funds. The underlying Liberty funds invest primarily in equity and equity related securities, which include common stocks, bonds convertible into stocks, warrants and other rights to purchase stocks, that demonstrate the potential for continuing, above-average growth.

The pie chart below illustrates the expected asset allocation for the Fund under normal market conditions:

               [Pie chart illustrating the following allocations:
                      50% large capitalization equity securities
                      30% mid capitalization equity securities
                      20% small capitalization equity securities]

                               Allocation Ranges
            Large Capitalization Equity Securities........40% to 60%
            Mid Capitalization Equity Securities..........20% to 50%
            Small Capitalization Equity Securities........15% to 40%

[In left margin column]
In managing the Fund, LAMCO (advisor), an investment advisory affiliate of Liberty Funds
Distributor, Inc., the Fund's distributor, uses an asset allocation strategy that focuses on three broad asset classes of equity securities large capitalization equity securities, mid capitalization equity securities, and small capitalization equity securities. The advisor studies the long term performance of each asset class and the relationships among the asset classes. The advisor then determines the optimal combination of funds that would maximize potential returns with an acceptable amount of risk. After determining what percentage of the Fund's assets should be invested in each asset class, the advisor then invests the Fund's assets, in such proportions, in the underlying Liberty fund corresponding to each asset class.

In general, the advisor intends to manage the Fund according to its allocation strategy and within the allocation ranges shown above. However, the advisor reserves the right in its discretion, without prior notice to shareholders, to modify the allocation strategy for the Fund from time to time. If because of appreciation or depreciation of the net asset value of the shares of underlying Liberty funds within the three asset classes, the Fund's allocation falls outside the applicable range shown above, the advisor will consider, in its discretion, whether to reallocate the Fund's investments in the underlying Liberty funds to bring its allocation back within such range.

[In left margin column]
LAMCO, as the advisor of each of the underlying
Liberty funds, continuously monitors the performance and investment styles of each underlying Liberty fund's Portfolio Manager.
From time to time the advisor may recommend changes of the Portfolio Manager based on factors such as changes in the Portfolio
Manager's investment style, a deterioration in the Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in ownership or personnel.

UNDERLYING LIBERTY FUNDS

LAMCO allocates each underlying Liberty fund's portfolio assets to one or more independent investment management organizations (Portfolio Managers). There is one Portfolio Manager for each underlying Liberty fund as of the date of this prospectus.

Set forth below are the underlying Liberty funds in which the Fund may invest and the Portfolio Manager for each underlying Liberty fund. The advisor may, in its discretion, add additional underlying funds as investment options for the Fund.

-------------------------------------------------------------------------------
UNDERLYING LIBERTY FUND                         PORTFOLIO MANAGER

-------------------------------------------------------------------------------
Liberty All-Star Small Cap Growth Fund          Westwood Management Corporation

-------------------------------------------------------------------------------
Liberty All-Star Mid Cap Growth Fund            TCW Funds Management, Inc.

-------------------------------------------------------------------------------
Liberty All-Star Large Cap Growth Fund          TCW Funds Management, Inc.

-------------------------------------------------------------------------------

Liberty All-Star Small Cap Growth Fund (Small Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by small companies. These smaller companies have a market capitalization (defined as shares outstanding times current market price) of between $100 million and $1.5 billion at the time of the Fund's initial investment. The Small Cap Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies in new and emerging industries. In selecting securities for the Small Cap Fund, the Portfolio Manager considers companies that offer:

     o an earnings growth rate exceeding the Small Cap Fund's benchmark, the Russell 2000 Growth Index
     o   an increasing return on equity
     o   a low debt/equity ratio
     o   continuous earnings per share and sales growth
     o   a recent positive earnings surprise

The Portfolio Manager for the Small Cap Fund closely monitors the issuers and will sell a stock if the stock achieves 90% of its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate and/or the issuer suffers an earnings disappointment.

Liberty All-Star Mid Cap Growth Fund (Mid Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by medium-sized companies which are characterized as "growth" companies according to criteria established by the Mid Cap Fund's Portfolio Manager. In managing the Mid Cap Fund, the Portfolio Manager will focus on emerging companies that exhibit this characteristic. The Fund may purchase and sell convertible securities.

The Portfolio Manager for the Mid Cap Fund uses a "bottom-up" approach to identify securities for investment. First, the Portfolio Manager uses quantitative and qualitative criteria to screen companies. The Portfolio Manager then subjects companies that make it through this screening process to fundamental analysis, which generally looks for at least some of the following factors:

     o a demonstrated record of consistent earnings growth or the potential to grow earnings
     o   an ability to earn an attractive return on equity
     o a price/earnings ratio which is less than the Portfolio Manager's internally estimated three-year earnings growth rate
     o   a large and growing market share
     o   a strong balance sheet
     o significant ownership interest by management and a strong management team

Liberty All-Star Large Cap Growth Fund (Large Cap Fund) seeks long-term capital appreciation by investing primarily in equity securities issued by large companies. In managing the Large Cap Fund, the Portfolio Manager will seek to achieve superior long-term returns by owning shares in companies that are believed to have strong and enduring business models and inherent advantages over their competitors. The Large Cap Fund may purchase and sell convertible securities and foreign securities.

A more complete description of each Portfolio Manager is included in the Fund's Statement of Additional Information. [The Trust and LAMCO have received an exemptive order from the Securities and Exchange Commission that permits each underlying Liberty fund to change or add Portfolio Managers without a vote of its shareholders. Information regarding any new Portfolio Manager is sent to the Fund's shareholders within 90 days following the effective date of the change.]

PRIMARY INVESTMENT RISKS

There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund. The performance of the Fund depends on the performance of the underlying Liberty funds in which its invests. The performance of the underlying funds, in turn, depends on the performance of the stock markets in the United States and in foreign countries and on the performance of the individual stocks in which they invest. The value of the Fund will vary from day to day, reflecting changes in the values of the underlying Liberty funds. The risks of investing in the Fund generally are the same risks that are associated with the underlying Liberty funds in which the Fund invests. Each of the underlying Liberty funds is subject (in varying degrees) to the following primary risks:

Market risk is the risk that the price of a security held by the underlying Liberty fund will fall due to changing market, economic or political conditions.

Growth securities, because they tend to reflect future expectations about their issuers, may be particularly sensitive to market movements. The prices of growth securities may fall if expectations about their issuers are not met.

Smaller companies are more likely than medium-sized and larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of medium-sized and larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the underlying Liberty fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As non-diversified mutual funds, the Liberty All-Star Mid Cap Growth Fund and the Liberty All-Star Large Cap Growth Fund are allowed to invest a greater percentage of their assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, these underlying Liberty funds may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY

Because the Fund is a new fund and has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus. However, information on other funds managed by the Portfolio Managers is contained in the section "Managing the Fund - Portfolio Manager Performance Information" in this prospectus.

YOUR EXPENSES

Fees and expenses are among the factors you should consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES1/ (PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------

Maximum sales charge (load) on purchases (%) (as a
percentage of the offering price)                        0.00
-----------------------------------------------------------------

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser of
purchase price or redemption price)                      0.00
-----------------------------------------------------------------

Redemption fee (%) (as a percentage of amount             2/
redeemed, if applicable)
-----------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

-----------------------------------------------------------------
Management and administration fee3/ (%)                  _.__
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                 0.00
-----------------------------------------------------------------

------------------------

     1/ A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

     2/ There is a $7.50 charge for wiring sale proceeds to your bank.

     3/ The Fund bears its own pro rata share of the fees and expenses incurred by the underlying Liberty funds. The investment return will be net of the Fund's pro rata share of the expenses of the underlying Liberty funds in which it invests. Based on the expense ratio of each underlying Liberty fund, adjusted to reflect current fees and fee waivers in effect, as of its most recent fiscal year end, the ranges for the average weighted expense ratio per annum borne by the Fund, including its pro rata share of expenses of the underlying Liberty funds, is expected to be ____% to ____%.

-----------------------------------------------------------------
Other expenses (%)                                      _.__
-----------------------------------------------------------------
Total annual fund operating expenses4/(%)               _.__
-----------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

                         ---------------------------------------
                              1 YEAR                3 YEARS
                         ---------------------------------------
                              $-.--                 $-.--
                         ---------------------------------------

[In left margin column]
UNDERSTANDING EXPENSES

     SALES CHARGES are paid directly by
shareholders to the Fund's distributor.

     ANNUAL FUND OPERATING EXPENSES are
deducted from the Fund. They include
management and administration fees, brokerage costs, and administrative costs including pricing and custody services.

     EXAMPLE EXPENSES help you compare
the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     o   $10,000 initial investment

     o   5% total return for each year

     o   Fund operating expenses remain the same

     o   Assumes reinvestment of all dividends
         and distributions


------------------------

     4/ The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed _.__%. As a result, the actual management and administration fees for Class Z shares would be __% and total annual fund operating expenses for Class Z shares would be __%. This arrangement may be terminated by the advisor or administrator at any time.

                   YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

[In left margin column]
WHO IS ELIGIBLE TO BUY CLASS Z
SHARES?

The following eligible institutional investors may purchase Class Z shares: (i) any retirement plan with aggregate assets of at least $5 million at the time of purchase of Class Z shares and which purchases shares directly from the distributor or through a third party broker-dealer; (ii) any insurance company, trust company or bank purchasing shares for its own account; and (iii) any endowment, investment company or foundation. In addition, Class Z shares may be purchased directly or by exchange by any clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.5/

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                 INSTRUCTIONS

Through your           Your financial advisor can help you establish your
financial advisor      account and buy Fund shares on your behalf.

By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Liberty
                       Funds Services, Inc., P.O. Box 1722, Boston,
                       MA 02105-1722.

By check               For existing accounts, fill out and return the
(existing account)     additional investment stub included in your quarterly
                       statement, or send a letter of instruction including


------------------------

     5/ The Fund reserves the right to change the criteria for eligible investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

                       your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange            You or your financial advisor may acquire shares by
                       exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost.
                       For federal income tax purposes, an exchange is ordinarily a taxable event that may result in a taxable gain or loss. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic          You may purchase shares by electronically transferring
funds                  money from your bank account to your fund account by
transfer               calling 1-800-422-3737. Electronic funds transfers may
                       take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic              You can make monthly or quarterly investments
investment plan        automatically from your bank account to your fund
                       account. You can select a preauthorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend            You may automatically invest dividends distributed by
diversification        one fund into the same class of shares of the Fund at no
                       additional sales charge. You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from a fund, whether you take the distributions in cash or reinvest them in additional shares. To invest your dividends in another fund, call 1-800-345-6611.

[In left margin column]
CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional
classes of shares -- Class A, B and C
shares are available through a separate
prospectus. Each share class has its own sales charge and expense structure.
Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares until the check clears which may take up to 15 days after your purchase. No interest will be paid on uncashed redemption checks.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


-------------------------------------------------------------------------------
METHOD                INSTRUCTIONS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior
                      to the close of the NYSE, usually 4:00 p.m. Eastern time.
-------------------------------------------------------------------------------

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z or Class A shares
                      of another fund at no additional cost. To exchange by
                      telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------

By telephone          You or your financial advisor may sell shares by
                      telephone and request that a check be sent to your
                      address of record by calling 1-800-422-3737, unless you
                      have notified the Fund of an address change within the
                      previous 30 days.  The dollar limit for telephone sales
                      is $100,000 in a 30-day period.  You do not need to set
                      up this feature in advance of your call.  Certain
                      restrictions apply to retirement accounts.  For details,
                      call 1-800-345-6611.
-------------------------------------------------------------------------------

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
-------------------------------------------------------------------------------

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be
                      sure to complete the appropriate section of the account
                      application for this feature.
-------------------------------------------------------------------------------

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). The NYSE is closed on most national holidays and Good Friday.

When you request a transaction, it will be processed at the NAV next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for its Class Z shares by dividing the total net assets attributable to Class Z shares by the number of Class Z shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. The assets of the Fund consist primarily of shares of the underlying Liberty funds. Because an underlying Liberty fund may hold securities that are traded on foreign exchanges, the value of the underlying Liberty fund's securities may change on days when shareholders will not be able to buy or sell shares of the underlying Liberty fund. This will affect the underlying Liberty fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the underlying Liberty fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

[In left margin column]
UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the
securities it holds. The Fund also may
realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders.
As a shareholder, you are entitled to a
portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

TYPES OF DISTRIBUTIONS

Dividend Represents interest and dividends earned from securities held by the Fund.

Capital gains     Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.6/ To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund

-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains7/

-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options)7/:

------------------------

     6/ If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

     7/ Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

o   send the check to your address of record
o   send the check to a third party address
o   transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it pays no federal income tax on the earnings it distributes to shareholders. You will normally have to pay federal income taxes on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions designated as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your Fund shares. Some dividends paid in January may be taxable as if they had been paid the previous December. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes.

Fund distributions will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

                               MANAGING THE FUND

INVESTMENT ADVISOR

Liberty Asset Management Company (LAMCO), located at Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110, is the investment advisor for the Fund and for each of the underlying Liberty funds. In its duties as investment advisor, LAMCO runs the funds' day-to-day business, including placing all orders for the purchase and sale of portfolio securities. LAMCO has been an investment advisor since 1985. As of February 29, 2000, LAMCO managed over $__ billion in assets.

The Fund pays the advisor a fee at the annual rate of ____% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS

No one individual at LAMCO is responsible for LAMCO's investment management of the Fund or the underlying Liberty funds. The following individuals are responsible for the management of the assets of the underlying Liberty funds in which the Fund may invest:

LYNDA J. CALKIN, Senior Vice President of Westwood Management Corporation since 1993, manages the assets of the Liberty All-Star Small Cap Growth Fund.

DOUGLAS S. FOREMAN, Group Managing Director and Chief Investment Officer - U.S. Equities of TCW Funds Management, Inc. since 1994, and CHRISTOPHER J. AINLEY, Managing Director of TCW Funds Management, Inc. since 1994, manage the assets of the Liberty All-Star Mid Cap Growth Fund.

GLEN A. BICKERSTAFF, Managing Director - U.S. Equities of TCW Funds Management, Inc. since 1998, manages the assets of the Liberty All-Star Large Cap Growth Fund. Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

PORTFOLIO MANAGER PERFORMANCE INFORMATION

SMALL CAP EQUITY FUND. The table below sets forth the average annual returns of the Gabelli Westwood SmallCap Equity Fund (Gabelli Westwood SmallCap Fund), a diversified, open-end management company managed by Westwood Management Corporation (Westwood). The Gabelli Westwood SmallCap Fund is the only mutual fund managed by Westwood with investment goals, policies and restrictions substantially similar to the Small Cap Fund and has been managed in substantially the same way that the Small Cap Fund is to be managed by Westwood. Lynda J. Calkin of Westwood has been primarily responsible for the day-to-day portfolio management of the Gabelli Westwood SmallCap Fund since its inception on July 31, 1997. The data is provided to illustrate the past performance of Westwood in managing a substantially similar fund as measured against the Russell 2000 Growth Index and the Lipper Small Cap Average and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund, the Growth Opportunities Fund or of Westwood. The returns are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                         ANNUAL TOTAL RETURNS
----------------------------------------------------------------
                                                       SINCE
                                         1 YEAR      INCEPTION
----------------------------------------------------------------
   GABELLI WESTWOOD SMALLCAP EQUITY
   FUND (1) ........................      ______%       ______%
----------------------------------------------------------------
   RUSSELL 2000 GROWTH INDEX (2)....      ______%       ______%
----------------------------------------------------------------
   LIPPER SMALL CAP AVERAGE (3).....      ______%       ______%
----------------------------------------------------------------
-----------
  (1) Commencement of investment operations is July 31, 1997.

  (2) The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 contains the 2000 smallest companies in the Russell 3000, which, in turn, contains the 3000 largest companies in the U.S. based on total market capitalization. The performance of the Index does not include fees or expenses.

  (3) The Lipper Small Cap Average, which is calculated by Lipper Inc., is comprised of __________. The performance of the Lipper Small Cap Average does not include fees or expenses.

MID CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Aggressive Growth Equities Fund (Aggressive Growth Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The Aggressive Growth Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Mid Cap Fund and has been managed in substantially the same way that the Mid Cap Fund is to be managed by TCW. Douglas S. Foreman and Christopher J. Ainley have been responsible for the day-to-day portfolio management of the Aggressive Growth Fund since its inception in June of 1996. The data is provided to illustrate the past performance of TCW in managing a substantially similar fund as measured against the Russell Midcap Growth Index and the Morningstar Mid-Cap Growth Category and does not represent the performance of the Mid Cap Fund. Investors should not consider this performance data as an indication of future performance of the Mid Cap Fund, the Growth Opportunities Fund or of TCW. The returns are not intended to predict or suggest the returns that might be experienced by the Mid Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                                  ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                         1 YEAR       3 YEARS    INCEPTION
----------------------------------------------------------------------------
   TCW GALILEO AGGRESSIVE GROWTH
   EQUITIES FUND (4) .............    ______%        ______%     ______%
----------------------------------------------------------------------------
   RUSSELL MIDCAP GROWTH INDEX(5)     ______%        ______%     ______%
----------------------------------------------------------------------------
   MORNINGSTAR MID-CAP GROWTH
   CATEGORY(6) ...................    ______%        ______%     _____%
----------------------------------------------------------------------------
-----------
  (4) Commencement of investment operations is June 3, 1996.

  (5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The performance of the Index does not include fees or expenses.

  (6) The Morningstar Mid-Cap Growth Category is comprised of ________________. The performance of the Morningstar Mid-Cap Growth Category does not include fees or expenses.

LARGE CAP EQUITY FUND. The table below sets forth the average annual returns of the TCW Galileo Select Equities Fund (Select Equities Fund), a non-diversified, open-end management company managed by TCW Funds Management, Inc. (TCW). The average annual returns are for periods since May __, 1998, the date on which Gary Bickerstaff of TCW became the portfolio manager of the Select Equities Fund. Since May __, 1998, the Select Equities Fund has been managed in substantially the same way as the Large Cap Fund is to be managed by Mr. Bickerstaff. The Select Equities Fund is the only mutual fund managed by TCW with investment goals, policies and restrictions substantially similar to the Large Cap Fund and has been, since May __, 1998, managed by Mr. Bickerstaff in substantially the same way that the Large Cap Fund is to be managed by Mr. Bickerstaff.

The annual returns presented below are unaudited. The use of a methodology different from that used to calculate the performance data set forth below could result in different performance data.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs.

Returns for each period are adjusted to assume that all expenses and fees of the Class Z shares of the Growth Opportunities Fund which are presently in effect were deducted during such periods. All returns are for the periods ended on December 31, 1999.

                              ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                   SINCE
                                            1 YEAR              MAY __, 1998
----------------------------------------------------------------------------
   TCW GALILEO SELECT EQUITIES
   FUND...........................          ______%               ______%
----------------------------------------------------------------------------
   STANDARD & POOR'S 500                    ______%               ______%
   COMPOSITE INDEX (7) ...........
----------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(8) ..          ______%               ______%
----------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY (9) ..................          ______%               ______%
----------------------------------------------------------------------------
-----------
  (7) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (8) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (9) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

Prior to joining TCW, Mr. Bickerstaff was the portfolio manager of the Transamerica Premier Equity Fund from its inception, October 1, 1995, through May 18, 1998. As the portfolio manager of the Transamerica Premier Equity Fund, Mr. Bickerstaff had full discretionary authority over the selection of investments for, and was responsible for, the day-to-day management of that fund. Average annual returns for the one year period ended December 31, 1997 and for the entire period during which Mr. Bickerstaff managed that fund compared with the performance of the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category were:

                              ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                          SINCE
                                                                      INCEPTION
                                              1 YEAR              (OCTOBER 1, 1995)
                                      ENDED DECEMBER 31, 1997    THROUGH DECEMBER 31, 1997
------------------------------------------------------------------------------------------
   TRANSAMERICA PREMIER EQUITY
   FUND (10) .....................            ______%                  ______%
------------------------------------------------------------------------------------------
   S&P 500 INDEX(11) .............            ______%                  ______%
------------------------------------------------------------------------------------------
   RUSSELL 1000 GROWTH INDEX(12) .            ______%                  ______%
------------------------------------------------------------------------------------------
   MORNINGSTAR LARGE GROWTH
   CATEGORY(13) ..................            ______%                  ______%
------------------------------------------------------------------------------------------

-----------
  (10) Average annual total returns reflect changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Transamerica Premier Equity Fund. [Discuss expense ratio of Transamerica for periods indicated.] Using the expense ratio of the Class Z shares of the Growth Opportunities Fund, the Transamerica Premier Equity Fund performance outlined above would be [higher/lower].

  (11) The Standard & Poor's 500 Composite Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The performance of the Index does not include fees or expenses.

  (12) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 (which contains the 1000 largest companies in the U.S. based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The performance of the Index does not include fees or expenses.

  (13) The Morningstar Large Growth Category is comprised of ________________. The performance of the Morningstar Large Growth Category does not include fees or expenses.

The data in the tables above is provided to illustrate the past performance of TCW and Mr. Bickerstaff in managing substantially similar funds as measured against the Standard and Poor's 500 Composite Index, the Russell 1000 Growth Index and the Morningstar Large Growth Category and does not represent the performance of the Large Cap Fund. Investors should not consider this performance data as an indication of future performance of the Large Cap Fund, the Growth Opportunities Fund or of TCW or Mr. Bickerstaff. The returns are not intended to predict or suggest the returns that might be experienced by the Large Cap Fund, the Growth Opportunities Fund or an individual investing in the Growth Opportunities Fund.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each underlying Liberty fund's primary investment strategies and their associated risks are described above. In addition to investing in the underlying Liberty funds, the Fund is permitted to invest directly in cash, government securities and short-term commercial paper. [An affiliate of the Fund has applied for an exemptive order from the Securities and Exchange Commission that would permit the Fund to invest directly in additional types of securities.] This section describes other investments that the Fund and each of the underlying Liberty funds may make and the risks associated with them. In seeking to achieve its goal, the Fund or an underlying Liberty fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund or the underlying Liberty fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

[In left margin column]
UNDERSTANDING OTHER INVESTMENTS AND RISKS

Each underlying Liberty fund's primary
investments and risks are described under "The
Fund - Underlying Liberty Funds" and "The
Fund Primary Investment Risks." In seeking to meet its investment goal, each underlying
Liberty fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

Each underlying Liberty fund may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the underlying Liberty fund achieve its investment goal. The underlying Liberty funds may not always achieve their respective investment goals.

Additional information about the underlying
Liberty funds' securities and investment techniques, as well as the underlying Liberty funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

DERIVATIVE STRATEGIES

Each underlying Liberty fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose value depend on, or are derived from, the value of an underlying security, index or currency. Each underlying Liberty fund may use these strategies to adjust its sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the derivative, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the underlying Liberty fund.

CONVERTIBLE SECURITIES

A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Each of the Liberty All-Star Mid Cap Growth Fund and Liberty All-Star Large Cap Growth Fund may invest in convertible securities rated below investment grade. Lower rated debt securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, from higher quality debt securities. Lower rated debt securities have the added risk that the issuer of the security may default and not make the payment of interest or principal.

TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or an underlying Liberty fund's normal investment activities. During such times, the Fund or an underlying Liberty fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or an underlying Liberty fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The Fund is newly created and has not yet issued financial statements.

                                     NOTES

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


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


FOR MORE INFORMATION

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports to be issued by the Fund and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust IX (formerly LAMCO Trust I):  811-09095

o  Liberty All-Star Growth Opportunities Fund

                    LIBERTY ALL-STAR GROWTH AND INCOME FUND
                   LIBERTY ALL-STAR GROWTH OPPORTUNITIES FUND
                     LIBERTY ALL-STAR SMALL CAP GROWTH FUND
                      LIBERTY ALL-STAR MID CAP GROWTH FUND
                     LIBERTY ALL-STAR LARGE CAP GROWTH FUND

                   (Each a Fund and, collectively, the Funds)

                        Series of Liberty Funds Trust IX
                      Statement of Additional Information
                      March 17, 2000, Revised June 1, 2000

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Funds. This SAI is not a Prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus dated March 17, 2000 relating to the Liberty All-Star Growth and Income Fund (Growth and Income Fund), the Prospectus dated June 1, 2000 relating to the Liberty All-Star Growth Opportunities Fund (Growth Opportunities Fund), or the Prospectus dated June 1, 2000 relating to the Liberty All-Star Small Cap Growth Fund (Small Cap Fund), the Liberty All-Star Mid Cap Growth Fund (Mid Cap Fund) and the Liberty All-Star Large Cap Growth Fund (Large Cap Fund). This SAI should be read together with the Prospectuses mentioned above and the most recent Annual Report of the Growth and Income Fund dated December 31, 1999. Investors may obtain a free copy of a Prospectus and the Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the Growth and Income Fund's December 31, 1999 Annual Report are incorporated in this SAI by reference.

This SAI contains specific information about the Funds and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

                               TABLE OF CONTENTS

                                                                        PAGE

Definitions
Organization and History
Investment Objectives and Policies
Fundamental Investment Policies
Other Investment Policies
Investment Management and Other Services
Portfolio Turnover
Other Charges and Expenses
Investment Performance
Custodian
Independent Accountants
Description of Certain Investments
Taxes
Management of the Funds
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
Distributions
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures


DEFINITIONS

"Trust"                       Liberty Funds Trust IX
"Growth and Income Fund"      Liberty All-Star Growth and Income Fund
"Growth Opportunities Fund"   Liberty All-Star Growth Opportunities Fund
"Small Cap Fund"              Liberty All-Star Small Cap Growth Fund
"Mid Cap Fund"                Liberty All-Star Mid Cap Growth Fund
"Large Cap Fund"              Liberty All-Star Large Cap Growth Fund
"Advisor"                     Liberty Asset Management Company, the Funds'
                              investment advisor
"Administrator"               Colonial Management Associates, Inc., the Funds'
                              administrator
"LFD"                         Liberty Funds Distributor, Inc., the Funds'
                              distributor
"LFS"                         Liberty Funds Services, Inc., the Funds' shareholder
                              services and transfer agent
"Underlying Liberty Funds"    The open-end mutual funds in which the
                              Growth Opportunities Fund may invest,
                                        currently, the Small Cap Fund, Mid Cap Fund and
                                        Large Cap Fund

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1998. The Growth and Income Fund, a diversified series of the Trust, commenced operations on March 1, 1999, and the Small Cap Fund, a diversified series of the Trust, and each of the Mid Cap Fund, the Large Cap Fund and the Growth Opportunities Fund, non-diversified series of the Trust, commenced operations on ___________, 2000. Each Fund represents the entire interest in a separate series of the Trust. The Growth and Income Fund's registration statement was initially became effective by the Securities and Exchange Commission (SEC) on January 15, 1999. The registration statement relating to each of the Growth Opportunities Fund, the Small Cap Fund, the Mid Cap Fund and the Large Cap Fund became effective on ___________, 2000.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See "Shareholder Meetings."

The Trust changed its name from "LAMCO Trust I" to its current name on April 1, 1999.

INVESTMENT OBJECTIVES AND POLICIES

The Funds' Prospectuses describe the investment objectives and investment policies of each Fund. The Growth Opportunities Fund does not invest directly in a portfolio of securities; rather, in seeking to achieve its investment objective, it invests primarily in shares of the Underlying Liberty Funds. The Advisor allocates the Growth Opportunities Fund's assets among the Underlying Liberty Funds.

This SAI contains additional information about the principal strategies and risks that are described or referred to in the Prospectuses of the Funds as well as information about the non-principal strategies, risks and fundamental investment policies of the Funds.

Except as indicated under "Fundamental Investment Policies," no Fund's investment policies are fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Each Fund may:

1. Borrow from banks, other affiliated funds and other persons to the extent permitted by applicable law, provided that a Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate only if acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options as long as the total initial margin and premiums do not exceed 5% of total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans only (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions or traded in public securities markets, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such interfund loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and
     (d) through repurchase agreements;

7. Not concentrate 25% or more of its total assets in any industry (other than securities issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof). Notwithstanding the investment policies and restrictions of the Funds, the Growth and Income Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as that Fund, and each of the Growth Opportunities Fund, Small Cap Fund, Mid Cap Fund and Large Cap Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the Act, the rules and regulations thereunder, and exemptive orders granted under the Act; and

8. With respect to the Growth and Income Fund and the Small Cap Fund only, each such Fund may not purchase securities of any one issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or corporations sponsored thereby, and except that up to 25% of the Fund's total assets may be invested without regard to this limitation; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund, except that up to 25% of the Fund's total assets may be invested without regard to this limitation.

OTHER INVESTMENT POLICIES

As non-fundamental investment policies which may be changed without a shareholder vote, no Fund may:

1. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of securities;

2.   Invest more than 15% of its net assets in illiquid assets; and

3. Purchase additional securities for the Fund's portfolio if borrowing does NOT exceed 5% of the Fund's total assets.

As a non-fundamental restriction, each of the Small Cap Fund, the Mid Cap Fund and the Large Cap Fund may not purchase securities issued by any registered investment company in reliance on the provisions of Sections 12(d)(1)(F) or 12(d)(1)(G) of the Act and the rules and regulations thereunder except to the extent not prohibited by the Act, rules and regulations thereunder and exemptive orders granted thereunder.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. Except for the restrictions on borrowings and investments in illiquid assets, all percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of restriction 7 above, an issuer is the entity whose revenues support the security.

INVESTMENT MANAGEMENT AND OTHER SERVICES

GENERAL

The Growth and Income Fund's investment program is based upon the Advisor's multi-manager concept. The Advisor allocates the Fund's portfolio assets on an equal basis among a number of independent investment management organizations (Portfolio Managers) -- currently five in number -- each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Portfolio Managers so as to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

The Advisor also allocates the assets of each of the Small Cap Fund, the Mid Cap Fund and the Large Cap Fund among one or more Portfolio Managers. Currently each of the Small Cap Fund, the Mid Cap Fund and the Large Cap Fund has one Portfolio Manager.

Each Portfolio Manager provides these services to the Growth and Income Fund, the Small Cap Fund, the Mid Cap Fund or the Large Cap Fund, as applicable, under a Portfolio Management Agreement (Portfolio Management Agreements) among the Trust, on behalf of the appropriate Fund, the Advisor and such Portfolio Manager. Under a Fund Management Agreement with each of the Growth and Income, Small Cap, Mid Cap and Large Cap Funds, the Advisor monitors the investment performance and styles of, and from time to time recommends changes in, the Portfolio Managers for those Funds, and, in the case of the Growth and Income Fund, allocates and reallocates the Fund's portfolio assets among them. Under a Fund Management Agreement with the Growth Opportunities Fund, the Advisor allocates and reallocates the Fund's assets among Underlying Liberty Funds.

For these services, each Fund pays the Advisor a monthly fee based on the average of the daily closing value of the total net assets of the Fund at the annual rate of _____% (subject to reductions that the Advisor may agree to periodically). From the fee received from the Growth and Income Fund, the

Advisor pays each Portfolio Manager of the Growth and Income Fund other than OpCap Advisors a monthly fee at the annual rate of 0.30% on the average of the daily closing value of the net assets of the Fund assigned to that Portfolio Manager. OpCap Advisors' agreement provides for a fee of 0.40% on the average of the daily closing value of the net assets assigned to it up to $100 million and 0.30% on such average daily closing value in excess of $100 million. OpCap Advisors has voluntarily agreed, however, to waive any fee in excess of 0.30% until the earlier of March 1, 2002 or the date the total of the Fund's net assets reaches $100 million. From the fee received from each of the Small Cap, Mid Cap and Large Cap Funds, the Advisor pays to each Portfolio Manager of those Funds a monthly fee at the annual rate of _____% on the average of the daily closing value of the net assets of the applicable Fund assigned to that Portfolio Manager. Under the Fund Management Agreements, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

In addition to the fees and expenses paid by the Growth Opportunities Fund directly, the Fund pays its pro rata share of the fees and expenses of the Underlying Liberty Funds in which it invests.

Each Fund Management Agreement may be terminated with respect to a Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. Each Fund Management Agreement will automatically terminate upon any assignment thereof and shall continue in effect following its second anniversary and from year to year thereafter only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor or an affiliate thereof pays all salaries of officers of the Trust. The Funds pay all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Funds pay the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

As of the date of this Statement of Additional Information, the following entities serve as the Growth and Income Fund's Portfolio Managers:

     J.P. Morgan Investment Management, Inc. J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a New York Stock Exchange listed bank holding company the principal banking subsidiary of which is Morgan Guaranty Trust Company of New York. J.P. Morgan's principal executive officer is Keith M. Schappert, and its directors are Mr. Schappert and William L. Cobb, Jr., C. Nicolas Potter, Michael R. Granito,

     John R. Thomas, Thomas M. Luddy, Michael E. Patterson, Jean Louis Pierre Brunel, Robert A. Anselmi, Milan Steven Soltis and K. Warren Anderson.

     OpCap Advisors. OpCap Advisors, Oppenheimer Tower, World Financial Center, New York, New York 10281, is a majority-owned subsidiary of Oppenheimer Capital, which in turn is a wholly-owned subsidiary of PIMCO Advisors L.P. OpCap Advisors' principal executive officer is Bernard H. Garil.

     Boston Partners Asset Management, L.P. ("Boston Partners"), One Financial Center, Boston, Massachusetts 02111, was founded in April, 1985 by three former principal officers of The Boston Company Asset Management, Inc. Boston Partners is a limited partnership of which Boston Partners, Inc., One Financial Center, Boston, Massachusetts, is the sole general partner.

     Westwood Management Corp. Westwood Management Corp., 300 Crescent Court, Suite 1300, Dallas, Texas 75201, is a wholly owned subsidiary of Southwest Securities Group, Inc., a New York Stock Exchange listed securities firm. Its principal executive officer is Susan M. Byrne. Its directors are Ms. Byrne, Raymond E. Wooldridge, Don A. Buchhotz, David M. Glatstein and Patricia R. Fraze.

     TCW Investment Management Company. TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street, Los Angeles, CA 90017, is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). Established in 1971, TCW Group's direct and indirect subsidiaries, including TCW, provide a variety of trust, investment management and investment advisory services. Ownership of the TCW Group lies approximately 95% with its employees and 5% with its directors. Robert A. Day, who is Chairman of the Board of Directors of TCW Group, may be deemed to be a control person of TCW by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of the TCW Group. As of September 30, 1999 TCW had over $55 billion in assets under management.

As of the date of this Statement of Additional Information, Westwood Management Corp. serves as the Portfolio Manager of the Small Cap Fund, and TCW Investment Management Company serves as the Portfolio Manager of each of the Mid Cap Fund and the Large Cap Fund.

Under the Fund Management and Portfolio Management Agreements, neither the Advisor nor the Portfolio Managers are liable for actions taken by them in good faith and without gross negligence or willful misfeasance. Although the Portfolio Managers' activities are subject to general oversight by the Advisor and the Trustees and officers of the Trust, neither the Advisor nor such Trustees and officers evaluate, or have liability for, the investment merits of the Portfolio Managers' selections of individual securities.

EXPENSE LIMITATIONS

The Advisor and Administrator have agreed to waive or reimburse all expenses, including management and administration fees, but excluding 12b-1 distribution and service fees, interest, taxes, brokerage, and other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, incurred by the Funds in excess of 1.25% of average net asset value per annum. Such arrangement may be terminated by the Advisor and the Administrator at any time.

PORTFOLIO TURNOVER

None of the Funds can accurately predict portfolio turnover, but the Advisor anticipates that it will not exceed 100% annually for any Fund. If a Fund (or an Underlying Liberty Fund, in the case of the Growth Opportunities Fund) writes a substantial number of call or put options (on securities or indexes) or engages in the use of futures contracts or options on futures contracts (all referred to as "Collateralized Transactions"), and the market prices of the securities underlying the Collateralized Transactions move inversely to the Collateralized Transaction, there may be a very substantial turnover of the portfolio. Each Fund (other than the Growth Opportunities Fund) pays brokerage commissions in connection with options and futures transactions and effecting closing purchase or sale transactions, as well as for the purchases and sales of other portfolio securities other than fixed income securities. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by a Fund, and may result in the realization of distributable capital gains, which are taxable to non-exempt shareholders. Changes in a Fund's Portfolio Managers or, in the case of the Growth Opportunities Fund, rebalancing of its portfolio among the Underlying Liberty Funds, and rebalancings of a Fund's portfolio among the Portfolio Managers may result in higher portfolio turnover than would otherwise be the case. The Growth Opportunities Fund does not invest directly in a portfolio of securities. However, the Fund will be responsible for its pro rata share of the costs and expenses generated by the purchase and sale of securities by the Underlying Liberty Funds.

OTHER CHARGES AND EXPENSES

Under each Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.20% of the average daily net assets (subject to reductions that the Administrator may agree to periodically) and a monthly pricing and bookkeeping fee of $3,000 plus the following percentages per annum of the Fund's average daily net assets over $50 million:

               0.035% on the next $950 million
               0.025% on the next $1 billion
               0.015% on the next $1 billion
               0.001% on the excess over $3 billion

Under each Fund's transfer agency and shareholder servicing agreement, the Fund pays LFS a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses (subject to reductions that LFS may agree to periodically).

RECENT FEES PAID BY THE GROWTH AND INCOME FUND TO THE ADVISOR, LFD AND LFS (dollars in thousands)

                              PERIOD MARCH 1, 1999
                    (COMMENCEMENT OF INVESTMENT OPERATIONS)
                           THROUGH DECEMBER 31, 1999

Management fee                                                          $
Administration fee
Bookkeeping fee
Shareholder service and transfer agent fee
12b-1 fees:
        Service fee (Classes A, B and C)
        Distribution fee (Class B)
        Distribution fee (Class C)
        Fees or expenses waived or borne by
               the Advisor/Administrator

BROKERAGE COMMISSIONS (dollars in thousands)

                              PERIOD MARCH 1, 1999
                    (COMMENCEMENT OF INVESTMENT OPERATIONS)
                           THROUGH DECEMBER 31, 1999

Total commissions                                                       $
Directed transactions
Commissions on directed transactions

Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds is newly-organized and has not paid fees or commissions as of the date of this Statement of Additional Information.

TRUSTEES AND TRUSTEES' FEES

For the period ended December 31, 1999, the Trustees received the following compensation in their capacities as Trustees of the Trust and of the Liberty Funds Complex(a):


            Trustee                Aggregate Compensation          Total Compensation From
                                   From The Trust For The         Liberty Funds Complex Paid
                                   Period Ended December 31,     To The Directors/Trustees For
                                            1999(b)                 The Calendar Year Ended
                                                                       December 31, 1999(c)

Robert J. Birnbaum                           $2,549                          $112,000


John V. Carberry                               0(e)                             0(e)
James E. Grinnell                             2,549                           125,000
Richard W. Lowry                              2,549                           112,000
William E. Mayer                              2,549                           126,000
John J. Neuhauser                             2,549                           126,252


(a) The Trust does not currently provide pension or retirement plan benefits to the Trustees.

(b) The Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., each of which has the same Board of Trustees, pay aggregate Trustees' fees of $25,000 per annum, assuming a minimum of four meetings are held and attended, one third of which is allocated among the three funds on a per fund basis and the remaining two thirds of which is allocated based on net assets.

(c) At December 31, 1999, the Liberty Funds Complex consisted of 51 open-end and 10 closed-end management investment company portfolios advised by the Administrator or its affiliates, The Crabbe Huson Group (Crabbe Huson), Newport Fund Management Inc. (Newport) and Stein Roe & Farnham Incorporated (Stein Roe), 9 funds of Liberty Variable Investment Trust advised by Liberty Advisory Services Corp., an affiliate of the Advisor, and the closed-end Liberty All-Star Equity and Liberty All-Star Growth Fund, Inc. advised by the Advisor.

(d) Mr. Carberry does not receive compensation because he is an affiliated Trustee and an employee of Liberty Financial Companies, Inc. (Liberty Financial).

The Funds, the Advisor and LFD have adopted codes of ethics under Rule 17j-1 of the Act which permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

OWNERSHIP OF THE FUNDS

As of record on February 29, 2000, ______________, located at __________, owned ____% of the Growth and Income Fund and, therefore, may be deemed to "control" the Fund.

As of record on February 29, 2000, the following shareholders of record owned 5% or more of one or more of each class of the Growth and Income Fund's outstanding shares:

Class A Shares


Class B Shares

Class C Shares


Class Z Shares


As of record on February 29, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Growth and Income Fund.

As of record on February 29, 2000 there were ____ Class A, ____ Class B, ____ Class C and ____ Class Z record holders of the Growth and Income Fund.

SALES CHARGES FOR THE GROWTH                            Class A Shares
AND INCOME FUND (DOLLARS IN THOUSANDS)          March 1, 1999 (commencement of
                                                    investment operations)
                                                  through December 31, 1999

Aggregate initial sales charges on Fund       $
share sales
Initial sales charges retained by LFD

                                                        Class B Shares
                                                March 1, 1999 (commencement of
                                                    investment operations)
                                                  through December 31, 1999

Aggregate contingent deferred sales charges   $
(CDSC) on Fund redemptions retained by LFD
                                                        Class C Shares
                                                March 1, 1999 (commencement of
                                                    investment operations)
                                                  through December 31, 1999

Aggregate CDSC on Fund redemptions            $
retained by LFD

Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds is newly-organized and does not have shareholders as of the date of this Statement of Additional Information.

12B-1 PLAN, CDSC AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class A, Class B, Class C and Class
Z. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans (Plans) pursuant to Rule 12b-1 under the Act. Under each Plan, the applicable Fund pays LFD monthly a service fee at an annual rate of

0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares issued and outstanding thereafter. Each Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares of that Fund. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees. The Plans authorize any other payments by a Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and of any shares issued on the reinvestment of distributions on such share will be automatically converted into a number of Class A shares having an equal value. Class A shares are not subject to the 0.75% distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Growth and Income Fund were:


                                                         Period Ended December 31, 1999

                                                  Class A     Class B      Class C     Class Z

Fees to FSFs                                     $          $            $               ---

Cost of sales material relating to the Fund
  (including printing and mailing expenses)                                              ---

Allocated travel, entertaining and other promotional

  Expenses (including advertising)                                                       ---


Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds is newly-organized and has not paid sales-related expenses as of the date of this Statement of Additional Information.

INVESTMENT PERFORMANCE

The Growth and Income Fund's Class A, Class B, Class C and Class Z share average annual total returns at December 31, 1999 were (e):

                                                      Class A Shares
                                                   Period March 1, 1999
                                         (commencement of investment operations)
                                                 through December 31, 1999

With sales charge of 5.75%                                 ____%
Without sales charge                                       ____%

                                                      Class B Shares
                                                   Period March 1, 1999
                                         (commencement of investment operations)
                                                 through December 31, 1999

With applicable CDSC                                       ____% (5.00% CDSC)
Without CDSC                                               ____%

                                                      Class C Shares
                                                   Period March 1, 1999
                                         (commencement of investment operations)
                                                 through December 31, 1999

With applicable CDSC                                       ____% (1.00% CDSC)
Without CDSC                                               ____%

(e) Performance results reflect any voluntary waiver or reimbursement by the Advisor and/or its affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the prospectus for details.

Performance information for the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds is not provided because these Funds are newly-organized.

See "Performance Measures" for how calculations are made.

CUSTODIAN

The Chase Manhattan Bank, located at 270 Park Avenue, New York, New York 10017-2070, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Funds' independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings. Prior to September 30, 1999, KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, was the Growth and Income Fund's independent accountants. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

DESCRIPTION OF CERTAIN INVESTMENTS

The following is a description of certain types of investments which may be made by the Funds. Each Fund is permitted to make the following investments, except as otherwise noted below.

CASH RESERVES AND REPURCHASE AGREEMENTS
A Fund may invest in U.S. Government securities (including direct U.S. Government obligations and U.S. Government Agency securities described below), certificates of deposit, bankers' acceptances, time deposits, high quality commercial paper and repurchase agreements. The money market instruments that may be used by a Fund may include:

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the U.S. Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the U.S. Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the U.S. Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Farm Credit Banks, the Federal National Mortgage Association, and the United States Postal Service. These securities are either:
(i) backed by the full faith and credit of the U.S. Government (e.g., U.S. Treasury Bills); (ii) guaranteed by the U.S. Treasury (e.g., Government National Mortgage Association mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury (e.g., Federal National Mortgage Association Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., securities issued by the Farmer's Home Administration).

BANK AND SAVINGS AND LOAN OBLIGATIONS. These include certificates of deposit and bankers' acceptances. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. A Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation (FDIC), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. A Fund will not invest in time-deposits maturing in more than seven days.

SHORT-TERM CORPORATE DEBT INSTRUMENTS. These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 13 months are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. A Fund may purchase corporate debt securities having greater maturities.

REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as a Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of securities issued by the U.S. Government, its agencies or instrumentalities (U.S. Government Securities). Repurchase agreements are, in effect, collateralized by such underlying securities, and, during the term of a repurchase agreement, the seller will be required to mark-to-market such securities every business day and to provide such additional collateral as is necessary to maintain the value of all collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% of the value of the Fund's net assets would be invested in such agreements or other securities which are illiquid.

A Fund will seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with any extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with disposition of the collateral if the seller were to default. A Fund will enter into repurchase agreements only with sellers deemed to be creditworthy under creditworthiness standards approved by the Board of Trustees and only when the economic benefit to the Fund is believed to justify the attendant risks. The Board of Trustees believes these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. A Fund may enter into repurchase agreements only with commercial banks or registered broker-dealers.

EURODOLLAR CERTIFICATES OF DEPOSIT
A Fund may invest in Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

OPTIONS ON SECURITIES
Each Fund (other than the Mid Cap Fund) may purchase and sell options on individual securities.

WRITING COVERED OPTIONS. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of a Portfolio Manager, such transactions are consistent with a Fund's investment objective and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls on the same underlying security. A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and then it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by a Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, a Fund will enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in the money" as an illiquid investment. It is the present policy of each Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable and
(iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of a Portfolio Manager to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund's ability to terminate option positions at times when a Portfolio Manager deems it desirable to do so. Although a Fund will take an option position only if a Portfolio Manager believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Each Fund (other than the Mid Cap Fund) may buy and sell certain future contracts (and in certain cases related options).

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on a commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instruments, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by a Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

A Fund will enter into futures contracts only when, in compliance with the SEC's requirements, cash or high quality liquid debt securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of a Fund's custodian.

OPTIONS ON FUTURES CONTRACTS. A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. A Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of a Fund's custodian.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to a Portfolio Manager's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not at times render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contacts or options), would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS AND RELATED OPTIONS; ASSOCIATED RISKS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index future contracts, debt index futures contracts, or other index futures contracts (e.g., an interest rate futures contract). A Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. A Fund's Portfolio Managers will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund's portfolio securities sought to be hedged.

Successful use of index futures by a Fund for hedging purposes is also subject to a Portfolio Manager's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities subject to the hedge held in a Fund's portfolio may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, over time the value of a Fund's portfolio should tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than the securities markets. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by a Fund's Portfolio Managers may still not result in a successful hedging transaction.

Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SECURITIES LOANS
A Fund may make loans of its portfolio securities amounting to not more than 30% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. This collateral is deposited with the Trust's custodian which segregates and identifies these assets on its books as security for the loan. The borrower pays to a Fund an amount equal to any dividends, interest or other distributions received on securities lent. The borrower is obligated to return identical securities on termination of the loan. A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The Trust has adopted these policies, in part, so that interest, dividends and other distributions received on the loaned securities, the interest or fees paid by the borrower to a Fund for the loan, and the investment income from the collateral will qualify under certain investment limitations under Subchapter M of the Internal Revenue Code.

LOWER RATED DEBT SECURITIES
A Fund may invest in debt securities rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation, or comparable unrated debt securities. Relative to debt securities of higher quality,
     1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;
     2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;
     3. a Portfolio Manager's credit analysis of lower rated debt securities may have a greater impact on the Fund's achievement of its investment objective; and
     4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if the Fund's Portfolio Manager deems it appropriate to do so. A Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

WHEN, AS AND IF ISSUED SECURITIES
Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of a Fund until the Fund's Portfolio Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, a Fund will have lost an investment opportunity. Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds may purchase securities on such basis without limit. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Advisor does not believe that the net asset value of a Fund will be adversely affected by its purchase of securities on such basis. Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

FOREIGN SECURITIES
A Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of a Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

A Fund may invest in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. See "Taxes" below.

FOREIGN CURRENCY TRANSACTIONS
A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. For transaction hedging purposes a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which a Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS
Each of the Growth and Income, Growth Opportunities, Small Cap and Large Cap Funds may enter into currency forward and future contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of a Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS
The Growth and Income, Growth Opportunities, Small Cap and Large Cap Funds may each enter into currency option transactions. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

A Fund will only purchase or write currency options when the Fund's Portfolio Manager believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES
Settlement procedures relating to a Fund's investments in foreign securities and to a Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in a Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION
Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES
A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. A Fund's Portfolio Manager, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, a Fund's Portfolio Manager will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Portfolio Manager could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Portfolio Manager that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CONVERTIBLE SECURITIES
Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds may invest in convertible securities. A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
A Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate of the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments which are not readily marketable, will be limited to an aggregate total of 10% of that Fund's net assets.

A Fund may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between a Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, a Fund's Portfolio Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously.

SHORT SALES AGAINST THE BOX
Each of the Growth Opportunities, Small Cap, Mid Cap and Large Cap Funds may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

To secure its obligation to deliver the securities sold short, a Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund may make a short sale in order to hedge against market risks when the Fund's Portfolio Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market a Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. A Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, a Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for again should the conversion premium increase.

TAXES

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. The discussion is very general. Therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their particular tax situations.

TAXATION OF A FUND.

FEDERAL TAXES. Each Fund (even though it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of that Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, a Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund failed to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions from that Fund would generally be taxable as ordinary dividend income to the shareholders.

EXCISE TAX. To the extent that a Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) must distribute at least 90% of its ordinary income (inclusive of net short term capital gains) earned each year.

MASSACHUSETTS TAXES. As long as it qualifies as a regulated investment company under the Code, a Fund will not be required to pay Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS.

FUND DISTRIBUTIONS. Shareholders of a Fund normally will have to pay federal income tax and any state or local income taxes on the dividends and capital gain distributions they receive from that Fund. Any distributions from ordinary income and from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes whether paid in cash or reinvested in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains, without regard to the length of time the shareholders have held their shares. Any dividend that is declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record in such a month, and paid during the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend was declared. Each Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Distributions by a Fund will have the effect of reducing the per share net asset value of that Fund's shares by the amount of the distribution. Shareholders purchasing shares shortly before the record date of a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

DISPOSITIONS OF SHARES. The sale, exchange or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder that holds such shares as a capital asset generally will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

DIVIDENDS RECEIVED DEDUCTIONS. If a Fund receives dividend income from U.S. corporations, a portion of that Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of shares of that Fund. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or result in certain basis adjustments.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Dividends paid by a Fund that are derived from interest on obligations of the U.S. government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. Each Fund intends to advise its shareholders of the extent, if any, to which its dividends consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

DIVIDEND/ACCOUNTING POLICIES. The Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders and may, under certain circumstances, make an economic return of capital taxable to shareholders.

CERTAIN SPECIFIC INVESTMENTS. Any investment in zero-coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to that Fund.

OPTIONS AND FUTURES CONTRACTS. A Fund's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund intends to limit its activities in options and futures contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

FOREIGN INVESTMENTS. Special tax considerations apply with respect to foreign investments by a Fund. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may be limited in order to avoid a tax on the Fund. If a Fund does invest in passive foreign investment companies, it may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If a Fund is eligible to make and makes either a "qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then that Fund may have taxable income from such investment regardless of whether or not that Fund receives any actual distributions of cash from such passive foreign investment company in any given year. In order to distribute this income and avoid a tax at the Fund level, a Fund may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to that Fund.

FOREIGN INCOME TAXES. Investment income received by a Fund from foreign securities may be subject to foreign income taxes withheld at the source; a Fund expects to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance, since the amount of each Fund's assets to be invested within various countries is not known.

U.S. TAXATION OF NON-US. PERSONS. Dividends and certain other payments (but not including distributions of net capital gains) to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. The Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

MANAGEMENT OF THE FUNDS

The Advisor is the investment advisor to each Fund. The Advisor is a indirect subsidiary of Liberty Financial, which in turn is a direct majority-owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a direct majority-owned subsidiary of LFC Management Corporation, which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a direct wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the United States. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

TRUSTEES AND OFFICERS
The Trustees and officers of the Trust, together with information as to their principal addresses and business occupations during the last five years, are shown below.


                                               POSITION          PRINCIPAL OCCUPATIONS DURING
        NAME AND ADDRESS           AGE      WITH THE TRUST              PAST FIVE YEARS

Robert J. Birnbaum                  71    Trustee              Consultant (formerly Special
313 Bedford Road                                               Counsel, Dechert Price &
Ridgewood, NJ 07450                                            Rhoads from September, 1988 to
                                                               December, 1993, President, New
                                                               York Stock Exchange from May,
                                                               1985 to June, 1988, President,
                                                               American Stock Exchange, Inc.
                                                               from 1977 to May, 1985).

John V. Carberry*                   52    Chairman of the      Senior Vice President of Liberty
Federal Reserve Plaza                     Board and Trustee    Financial Companies, Inc.
600 Atlantic Avenue                                            (formerly Managing Director,
Boston, MA  02110                                              Salomon Brothers (investment
                                                               banking) from January, 1988 to
                                                               January, 1998).

James E. Grinnell                   70    Trustee              Private Investor since
22 Harbor Avenue                                               November, 1988.
Marblehead, MA  01945



Richard W. Lowry                    63    Trustee              Private Investor since
10701 Charleston Drive                                         August, 1987.
Vero Beach, FL  32963

William E. Mayer*                   59    Trustee              Partner, Development Capital,
500 Park Avenue, 5th Floor                                     LLC (venture capital) (formerly
New York, NY  10022                                            Dean, College of Business and
                                                               Management, University of
                                                               Maryland from October, 1992 to
                                                               November, 1996; Dean, Simon
                                                               Graduate School of Business,
                                                               University of Rochester from
                                                               October, 1991 to July, 1992).

John J. Neuhauser                   56    Trustee              Academic Vice President and
84 College Road                                                Dean of Faculties since August,
Chestnut Hill, MA  02467-3838                                  1999, Boston College (formerly
                                                               Dean, Boston College School of
                                                               Management from September,
                                                               1977 to September, 1999).

Christopher S. Carabell             36    Vice President       Senior Vice President-Product
Federal Reserve Plaza                                          Development and Marketing of
600 Atlantic Avenue                                            the Advisor since January, 1999
Boston, MA  02210                                              (formerly Vice President-
                                                               Investments, March, 1996 to
                                                               January, 1999); Associate
                                                               Director, U.S. Equity Research,
                                                               Rogers Casey & Associates,
                                                               January, 1995 to March, 1996;
                                                               Director of Investments, Boy
                                                               Scouts of America, Inc., June,
                                                               1990 to January, 1995.

J. Kevin Connaughton                35    Controller and       Controller and Chief Accounting
                                          Chief Accounting     Officer of the Liberty Funds
                                          Officer              Group-Boston (Liberty Funds)
                                                               since February, 1998; Vice
                                                               President of Colonial
                                                               Management Associates, Inc.
                                                               (Administrator) since February,
                                                               1998 (formerly Senior Tax
                                                               Manager, Coopers & Lybrand,
                                                               LLP from April, 1996 to
                                                               January, 1998; Vice President,
                                                               440 Financial Group/First Data


                                                               Investor Services Group from
                                                               March, 1994 to April, 1996).

Mark T. Haley                       35    Vice President       Vice President-Investments of
Federal Reserve Plaza                                          the Advisor since January, 1999
600 Atlantic Avenue                                            (formerly Director of Investment
Boston, MA  02210                                              Analysis from December, 1996 to
                                                               December, 1998); Investment
                                                               Analyst from January, 1994 to
                                                               November, 1996).

Timothy J. Jacoby                   47    Treasurer and        Treasurer and Chief Financial
One Financial Center                      Chief Financial      Officer of the Liberty Funds
Boston, MA  02111                         Officer              since October, 1996 (formerly
                                                               Controller and Chief Accounting
                                                               Officer from October, 1997 to
                                                               February, 1998), Senior Vice
                                                               President of the Administrator
                                                               since September, 1996; Vice
                                                               President, Chief Financial
                                                               Officer and Treasurer since
                                                               December, 1998 to Liberty
                                                               Funds Group LLC (LFG)
                                                               (formerly Vice President, Chief
                                                               Financial Officer and Treasurer
                                                               from July, 1997 to December,
                                                               1998 to The Colonial Group
                                                               (TCG); Senior Vice President of
                                                               SR&F since August, 1998
                                                               (formerly Senior Vice President,
                                                               Fidelity Accounting and Custody
                                                               Services from September, 1993
                                                               to September, 1996).

Nancy L. Conlin                     46    Secretary            Secretary of the Liberty Funds since
One Financial Center                                           April, 1998 (formerly Assistant
Boston, MA 02111                                               Secretary from July, 1994 to April,
                                                               1998); Director, Senior Vice
                                                               President, General Counsel, Clerk
                                                               and Secretary of the Administrator
                                                               since April, 1998 (formerly Vice
                                                               President, Counsel, Assistant
                                                               Secretary and Assistant Clerk from
                                                               July, 1994 to April, 1998); Vice
                                                               President, General Counsel and
                                                               Secretary of LFG since December,
                                                               1998 (formerly Vice President,
                                                               General Counsel and Clerk of TCG


                                                               from April, 1998 to December, 1998
                                                               (formerly Assistant Clerk from July,
                                                               1994 to April, 1998).

Joseph R. Palombo                   46    Vice President       Vice President of the Liberty Funds
One Financial Center                                           since April, 1999; Executive Vice
Boston, MA 02111                                               President and Director of the
                                                               Administrator since April, 1999;
                                                               Executive Vice President and Chief
                                                               Administrative Officer of LFG since
                                                               April, 1999 (formerly Chief
                                                               Operating Officer, Putnam Mutual
                                                               Funds from 1994 to 1998).

William R. Parmentier, Jr.          47    President, Chief     President and Chief Executive
Federal Reserve Plaza                     Executive Officer    Officer (since June, 1998) and Chief
600 Atlantic Avenue                       and Chief            Investment Officer (since May,
Boston, MA 02210                          Investment Officer   1995), Senior Vice President (from
                                                               May, 1995 to June, 1998) of the
                                                               Advisor; Consultant (from October,
                                                               1994 to May, 1995); Officer
                                                               President, GQ Asset Management,
                                                               Inc. (from July, 1993 to October,
                                                               1994).

As indicated in the above table, certain Trustees and officers of the Trust also hold positions with the Advisor, Liberty Financial, the Administrator, Stein Roe and/or certain of their affiliates. Certain of the Trustees and officers of the Trust hold comparable positions with certain other investment companies.

* A Trustee who is an "interested person" (as defined in the Act) of the Trust or the Advisor.

The business address of the officers of the Trust is 600 Atlantic Avenue, Boston, MA 02110.

The Boards of Trustees or Directors of the Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. are comprised of the same persons and expect to hold their regular meetings concurrently. Each Trustee or Director will receive an aggregate annual retainer of $10,000 and attendance fees of $3,000 for each joint meeting attended, with a minimum total of $25,000 if less than five meetings are held and all meetings are attended, plus out-of-pocket expenses relating to attendance at meetings. One third of the aggregate of the Trustees and Directors fees and expenses will be allocated among the Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. on a per fund basis, and the remaining two-thirds will be allocated based on the relative net assets of the three funds.

The Administrator and/or its affiliate, Colonial Advisory Services, Inc., has rendered investment advisory services to investment company, institutional and other clients since 1931. The Administrator currently serves as investment advisor and/or administrator for 43 open-end and 5 closed-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Advisor, the Administrator or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended Colonial funds to over 800,000 clients worldwide, representing more than $17 billion in assets.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Under an Administration Agreement with each Fund, the Administrator has contracted to perform the following administrative services:

        (a)    providing office space, equipment and clerical personnel;

        (b) arranging, if desired by the Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of the Trust;

        (c) preparing and, if applicable, filing all documents required for compliance by the Funds with applicable laws and regulations;

        (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

        (e) coordinating and overseeing the activities of the Funds' other third-party service providers; and

        (f)    maintaining certain books and records of the Funds.

The Advisor is paid a monthly fee at the annual rate of average daily net assets. See "Investment Management and Other Services - General."

PORTFOLIO TRANSACTiONS AND BROKERAGE
Each of the Funds' Portfolio Managers has discretion to select brokers and dealers to execute portfolio transactions initiated by the Portfolio Manager for the portion of the applicable Fund's portfolio assets allocated to it, and to select the markets in which such transactions are to be executed. The portfolio management agreements with the Funds provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the primary responsibility of the Portfolio Manager is to seek to obtain best net price and execution for a Fund.

The Portfolio Managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides research products and services to the Portfolio Manager for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Portfolio Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the research products and services provided to them, viewed in terms of that particular transaction or in terms of all the client accounts (including the Funds) over which the Portfolio Manager exercises investment discretion. It is possible that certain of the services received by a Portfolio Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Portfolio Manager.

In addition, the portfolio management agreements with the Funds' Portfolio Managers provide that the Advisor has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between the Advisor and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between the Advisor and the Portfolio Manager) which provide or make available research products and services to the Advisor. The commissions paid on such transactions may exceed the amount of commission another broker would have charged for effecting that transaction. Research products and services made available to the Advisor through brokers and dealers executing transactions for a Fund and other clients of the Advisor include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; and related computer hardware and software, all of which are used by the Advisor in connection with its selection and monitoring of Portfolio Managers, the assembly of an appropriate mix of investment styles, and the determination of overall portfolio strategies. These research products and services may also be used by the Advisor in connection with its management of other multi-managed clients of the Advisor. In instances where the Advisor receives from or through brokers and dealers products or services which are used both for research purposes and for administrative or other non-research purposes, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

The Advisor from time to time reaches understandings with each of the Funds' Portfolio Managers as to the amount of the portfolio transactions for a Fund and other multi-managed clients of the Advisor initiated by such Portfolio Manager that are to be directed to brokers and dealers that provide or make available research products and services to the Advisor and the commissions to be charged to a Fund in connection therewith. These amounts may differ among the Portfolio Managers based on the nature of the market for the types of securities managed by them and other factors.

Although the Funds do not permit a Portfolio Manager to act or have a broker-dealer affiliate act as broker for Fund portfolio transactions initiated by it, the Portfolio Managers are permitted to place Fund portfolio transactions initiated by them with another Portfolio Manager or its broker-dealer affiliate for execution on an agency basis, provided the commission does not exceed the usual and customary broker's commission being paid to other brokers for comparable transactions and is otherwise in accordance with the Funds' procedures adopted pursuant to Rule 17e-1 under the Act.

The Growth Opportunities Fund seeks to achieve its investment objective, not by buying, holding and selling individual portfolio securities, but by investing substantially all of its assets in shares of Underlying Liberty Funds. The Growth Opportunities Fund will not incur brokerage commission expenses or sales charges in connection with its purchases and redemptions of Underlying Liberty Funds. The Growth Opportunities Fund bears its pro rata share of the brokerage and other transaction costs incurred by the Underlying Liberty Funds.

PRINCIPAL UNDERWRITER
LFD, located at One Financial Center, Boston, Massachusetts 02111, is the principal underwriter of the Funds' shares. LFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each Fund plus reimbursement for certain out-of-pocket expenses. See "Other Charges and Expenses" in this SAI for information on fees received by LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by 6 months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each Class as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The NAV of the Growth Opportunities Fund is based on the NAV of the shares of the Underlying Liberty Funds held by it. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Administrator deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Administrator in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

A Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application (Application). LFD generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Funds which are returned by the purchaser's bank will subject such purchaser to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sale incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSFs that agree to promote the sale of shares of a Fund or other funds that LFD distributes. At its discretion, LFD may offer special sales incentives only to selected FSFs or FSFs who have previously sold or expect to sell significant amounts of a Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

FUNDAMATIC PROGRAM. As a convenience to investors, shares of each Fund may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (CLASSES A, B AND C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by the Administrator, Crabbe Huson, Newport and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from the Fund automatically invested in the same class of shares of another fund distributed by LFD. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHT OF ACCUMULATION AND STATEMENT OF INTENT (Available only on the Class A shares). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty Funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent (Statement). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of the Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of the Trust; directors, officers and employees of the Advisor and the Administrator, LFD and other companies affiliated with the Advisor and the Administrator; registered representatives; employees of FSFs (including their affiliates) and the Portfolio Managers and such Portfolio Managers' immediate families that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Funds are included as an investment option in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B, and C). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
     (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a Trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of Excess Contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to a Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to a Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in a Fund will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of a Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

For federal income tax purposes, a withdrawal under the SWP constitutes a redemption of shares, which may result in a capital gain or loss.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

HOW TO EXCHANGE SHARES

Shares of a Fund may be exchanged for the same class of shares of the other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds. The prospectus of each LFD-distributed fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain LFD-distributed funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the Colonial Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result form an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other LFD-distributed open-end funds generally may exchange their shares at NAV for the same class of shares of a Fund.

For federal income tax purposes, an exchange is a taxable event, which may result in a capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of the Fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the Funds will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

Whenever the Growth Opportunities Fund is requested to vote on a matter pertaining to an Underlying Liberty Fund, the Trustees of the Growth Opportunities Fund will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the Growth Opportunities Fund and vote the shares only in accordance with such instructions, or vote the shares held by the Growth Opportunities Fund in the same proportion as the vote of all other holders of shares in such Underlying Liberty Fund.

PERFORMANCE MEASURES

TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

DISTRIBUTION RATE. The distribution rate for each class of shares of a Fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, a Fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the Fund's portfolio securities (net of the Fund's expenses). A Fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

A Fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

A Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor and the Administrator to be reputable, and publications in the press pertaining to a Fund's performance or to the Advisor and the Administrator or their affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Funds also may present hypothetical illustrations (i) comparing a Fund's and other mutual funds' pre-tax and after-tax total returns and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Funds may discuss or quote their current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for a Fund, a Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

From time to time, the Funds may also discuss or quote the views of LFD, the Advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

PART C.  OTHER INFORMATION

Item 23. Exhibits:


     (a)(1)   Agreement and Declaration of Trust (1)

     (a)(2)   Amendment No. 1 to Agreement and Declaration of Trust (2)

     (b)      Amended By-Laws dated 10/27/99 (2)

     (c) Form of Specimen Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (formerly Colonial Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (d)(1) Form of Fund Management Agreement between Registrant and Liberty Asset Management Company (LAMCO)*

     (d)(2) Form of Portfolio Management Agreement among Registrant, LAMCO and Portfolio Managers*

     (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. (4)

     (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

     (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. (4)

     (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc., as amended to reflect inclusion of the new series of the Registrant*

     (e)(5)   Form of Selling Agreement - filed as Exhibit 6.(b) in Part C,
              Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Liberty Funds Trust I (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 10, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6.(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formally Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (f)      Not applicable

     (g)(1) Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit 8. in Part C, Item 24(b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 24, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (g)(2) Amendment No. 11 to Appendix A of Global Custody Agreement with The Chase Manhattan Bank - filed as Exhibit (g)(2) in Part C,
              Item 23 of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust II (formerly Colonial Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C,
              Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (formerly Colonial Trust VI)(File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(2) Amendment No. 17 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
              - filed as Exhibit (h)(2) in Part C, Item 23 of Pre-Effective Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(3) Amendment No. 22 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended
              - filed as Exhibit (h)(3) in Part C, Item 23 of Pre-Effective

              Amendment No. 60 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 811-2214 and 2-41251), filed with the Commission on or about March 1, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(4)   Pricing and Bookkeeping Agreement*

     (h)(5) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (formerly Colonial Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(6) Administration Agreement between Registrant and Colonial Management Associates, Inc.*

     (h)(7)   Stock Subscription Agreement between Registrant and LAMCO*

     (i)      Opinion of Counsel*

     (j)      Consent of Independent Accountants (4)

     (k)      Not applicable

     (l)      Not applicable

     (m)      Rule 12b-1 Distribution Plan (4)

     (n)      Not applicable

     (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (3)

     (p) Code of Ethics of the Registrant, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc. - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 811-2865 and 2-62492), filed with the Commission on or about March 17, 2000, and is hereby incorporated by reference and made a part of this Registration Statement


Power of Attorney for: Robert J. Birnbaum, John V. Carberry, James E. Grinnell, Richard W. Lowry, William E. Mayer, and John J. Neuhauser

       (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, filed with the Commission on or about November 5, 1998.
       (2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A, filed with the Commission on or about January 12, 1999.
       (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 on Form N-1A, filed with the Commission on or about February 16, 2000.
       (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 3 on Form N-1A, filed with the Commission on or about March 17, 2000.
       *    To be filed by amendment.

Item 24.    Persons Controlled by or under Common Control with Registrant

            None

Item 25.    Indemnification

            See Article VII of the Amended and Restated Agreement and Declaration of Trust incorporated by reference as Exhibit (a)(1) hereto.

            The Registrant's administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.    Business and Other Connections of Investment Adviser

            Certain information pertaining to business and other connections of the Registrant's investment adviser, Liberty Asset Management Company (LAMCO), which in turn is a indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFCI), which in turn is a majority owned subsidiary of LFC Management Corporation, which in turn is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which in turn is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly owned subsidiary of Liberty Mutual Insurance Company. LAMCO serves as investment adviser to the Liberty All-Star Growth and Income Fund and is primarily engaged in the provision of its multi-management services to Liberty All-star Equity Fund and Liberty All-Star Growth Fund, Inc., multi-managed closed-end investment companies, and Liberty All-Star Equity Fund, Variable Series, a multi-managed open-end investment company that serves as an investment vehicle for variable annuity contracts and variable life insurance policies issued by insurance companies. LAMCO also provide investment management services to Colonial Counselor Select Portfolios, an open-end investment company. The information required above is incorporated herein by reference from LAMCO's Form ADV, as most recently filed with the Securities and Exchange Commission. The business and other connections of the officers, directors or partners of the Portfolio Managers of LASGIF is incorporated by reference from the respective Portfolio Manager's Form ADV, as most recently filed with the Securities and Exchange Commission. The file numbers of such ADV Forms are as follows:


               Westwood Management Corporation                   801-18727
               TCW Investment Management Company                 801-29075

Item 27 Principal Underwriter
------- ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Stein Roe Floating Rate Income Fund, Stein Roe Institutional Floating Rate Income Fund, SteinRoe Variable Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None


Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Carroll, Sean          V.P.                  None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Fragasso, Philip       Managing Director     None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Lichtenberg, Susyn     V.P.                  None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, John           Sr. V.P.              None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Vice President

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Powell, Douglas        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Santosuosso, Louise    Sr. V.P.              None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.   Location of Accounts and Records

           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Liberty Asset Management Company, Registrant's administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase Manhattan Bank. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The

           Registrant's investment advisor's address is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, MA 02110. The Registrant's custodian's address is 270 Park Avenue, New York, NY 10017-2070.

Item 29.   Management Services

           See Item 5, Part A and Item 16, Part B

Item 30.   Undertakings

           Not applicable.


                              ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust IX (formerly LAMCO Trust I) (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust IX (formerly LAMCO Trust I), has duly caused this Post-Effective Amendment No. 4 to its Registration Statement under the Securities Act of 1933 and the Amendment No. 4 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 16th day of March, 2000.

                                       LIBERTY FUNDS TRUST IX
                                       (Formerly LAMCO Trust I)

                                       By:/s/ WILLIAM R. PARMENTIER
                                       ---------------------------------
                                          William R. Parmentier
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                          TITLE                      DATE
----------                          -----                      ----


/s/WILLIAM R. PARMENTIER            President (chief           March 16, 2000
   ---------------------            Executive officer)
   William R. Parmentier

/s/TIMOTHY J. JACOBY                Treasurer and Chief        March 16, 2000
   ---------------------            Financial Officer
   Timothy J. Jacoby                (principal financial
                                    officer)

/s/J. KEVIN CONNAUGHTON             Controller and Chief       March 16, 2000
   ---------------------            Accounting Officer
   J. Kevin Connaughton             (principal accounting
                                    officer)


/s/JOHN V. CARBERRY*                Trustee
   --------------------
   John V. Carberry

/s/JAMES E. GRINNELL*               Trustee
   --------------------
   James E. Grinnell

/s/RICHARD W. LOWRY*                Trustee              */s/ NANCY L. CONLIN
   --------------------                                       Nancy L. Conlin
   Richard W. Lowry                                           Attorney-in-fact
                                                              For each Trustee
                                                              March 16, 2000

/s/WILLIAM E. MAYER*                Trustee
   --------------------
   William E. Mayer

/s/JOHN J. NEUHAUSER*               Trustee
   --------------------
   John J. Neuhauser

/s/ROBERT J. BIRNBAUM*
   --------------------
   Robert J. Birnbaum

                                 Exhibit Index



No exhibits are included with this filing.